                       STATEMENT OF ADDITIONAL INFORMATION

                               RYDEX SERIES FUNDS

                         9601 Blackwell Road, Suite 500
                            ROCKVILLE, MARYLAND 20850

                           1-800-820-0888 301-296-5100
                               WWW.RYDEXFUNDS.COM

This Statement of Additional Information ("SAI") relates to shares of the following portfolios (the "Funds") of Rydex Series Funds (the "Trust"):

NOVA FUND                                   CONSUMER PRODUCTS FUND
URSA FUND                                   ELECTRONICS FUND
OTC FUND                                    ENERGY FUND
ARKTOS FUND                                 ENERGY SERVICES FUND
MEKROS FUND                                 FINANCIAL SERVICES FUND
JUNO FUND                                   HEALTH CARE FUND
U.S. GOVERNMENT BOND FUND                   INTERNET FUND
LARGE-CAP EUROPE FUND                       LEISURE FUND
LARGE-CAP JAPAN FUND                        PRECIOUS METALS FUND
URSA MASTER FUND                            RETAILING FUND
ARKTOS MASTER FUND                          TECHNOLOGY FUND
JUNO MASTER FUND                            TELECOMMUNICATIONS FUND
UTILITIES MASTER FUND                       TRANSPORTATION FUND
BANKING FUND                                UTILITIES FUND
BASIC MATERIALS FUND                        U.S. GOVERNMENT MONEY MARKET FUND
BIOTECHNOLOGY FUND

This SAI is not a prospectus. It should be read in conjunction with the Trust's Prospectuses for Investor Class, Advisor Class, and H Class Shares, dated August 1, 2000, as supplemented October 9, 2000, and the Trust's Prospectus, dated August 1, 2000, as supplemented March 5, 2001 for C Class Shares. A copy of the Trust's Prospectus is available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone number above.

    The date of this SAI is August 1, 2000, as supplemented March 26, 2001.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                          PAGE

GENERAL INFORMATION ABOUT THE TRUST.........................................1

ADDITIONAL INFORMATION ABOUT THE SECTOR FUNDS...............................1

DESCRIPTION OF THE MONEY MARKET FUND........................................5

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS............................5

INVESTMENT RESTRICTIONS....................................................18

PORTFOLIO TRANSACTIONS AND BROKERAGE.......................................23

MANAGEMENT OF THE TRUST....................................................26

PRINCIPAL HOLDERS OF SECURITIES............................................33

DETERMINATION OF NET ASSET VALUE...........................................48

PERFORMANCE INFORMATION....................................................50

CALCULATION OF RETURN QUOTATIONS...........................................51

INFORMATION ON COMPUTATION OF YIELD........................................55

PURCHASE AND REDEMPTION OF SHARES..........................................56

DIVIDENDS, DISTRIBUTIONS, AND TAXES........................................57

OTHER INFORMATION..........................................................61

COUNSEL....................................................................62

AUDITORS AND CUSTODIAN.....................................................62

FINANCIAL STATEMENTS.......................................................62

APPENDIX A.................................................................63

GENERAL INFORMATION ABOUT THE TRUST

The Trust was organized as a Delaware business trust on February 10, 1993. The Trust is permitted to offer separate portfolios and different classes of shares. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities. Currently, the Trust is composed of the following series: Nova, Ursa, Ursa Master, OTC, Arktos, Arktos Master, Mekros, Juno, Juno Master, U.S. Government Bond (the "Bond Fund"), Large-Cap Europe and Large-Cap Japan (together the "International Funds") (collectively, the "Benchmark Funds"); Banking, Basic Materials, Biotechnology, Consumer Products, Electronics, Energy, Energy Services, Financial Services, Health Care, Internet, Leisure, Precious Metals, Retailing, Technology, Telecommunications, Transportation, Utilities, Utilities Master (collectively, the "Sector Funds"); and the U.S. Government Money Market Fund (the "Money Market Fund"). The Ursa Master, Arktos Master, and Juno Master Funds (collectively, the "Master Funds") serve as master funds in a master-feeder arrangement with the Ursa, Arktos, and Juno Funds, respectively. The Utilities Master Fund is not currently offering shares and at which time it does offer shares, it will only do so through a master-feeder arrangement with the Utilities Fund.

The Trust currently offers Investor Class Shares, Advisor Class Shares, H Class Shares, and C Class Shares. The different classes provide for variations in certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. In addition, a contingent deferred sales load is imposed on the redemption of C Class Shares. Sales charges and minimum investment requirements are described in the prospectus. For more information on shareholder servicing and distribution expenses, see "Distributor." Additional Funds and/or classes may be created from time to time.

ADDITIONAL INFORMATION ABOUT THE SECTOR FUNDS

BANKING FUND
The Fund may invest in companies engaged in accepting deposits and making commercial and principally non-mortgage consumer loans. In addition, these companies may offer services such as merchant banking, consumer and commercial finance, discount brokerage, leasing and insurance. These companies may concentrate their operations within a specific part of the country rather than operating predominantly on a national or international scale.

BASIC MATERIALS FUND
The Fund may invest in companies engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector. The Fund may invest in companies handling products such as chemicals, lumber, paper, copper, iron ore, nickel, steel, aluminum, textiles, cement, and gypsum. The Fund may also invest in the securities of mining, processing, transportation, and distribution companies, including equipment suppliers and railroads.

BIOTECHNOLOGY FUND
The Fund may invest in companies engaged in the research, development, sale, and manufacture of various biotechnological products, services and processes. These include companies involved with developing or experimental technologies such as generic engineering, hybridoma and recombinant DNA techniques and monoclonal antibodies. The Fund may also invest in companies that manufacture and/or distribute biotechnological and biomedical products, including devices and instruments, and that provide or benefit significantly from scientific and technological advances in biotechnology. Some biotechnology companies may provide processes or services instead of, or in addition to, products.

The description of the biotechnology sector may be interpreted broadly to include applications and developments in such areas as human health care (cancer, infectious disease, diagnostics and therapeutics);

pharmaceuticals (new drug development and production); agricultural and veterinary applications (improved seed varieties, animal growth hormones); chemicals (enzymes, toxic waste treatment); medical/surgical (epidermal growth factor, in vivo imaging/therapeutics); and industry (biochips, fermentation, enhanced mineral recovery).

CONSUMER PRODUCTS FUND
The Fund may invest in companies engaged in the manufacture of goods to consumers, both domestically and internationally. The Fund may invest in companies that manufacture durable products such as furniture, major appliances, and personal computers. The Fund also may invest in companies that manufacture, wholesale or retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (E.G., books, magazines, TV, cable, movies, music, gaming, and sports). In addition, the Fund may invest in consumer products and services such as lodging, child care, convenience stores, and car rentals.

ELECTRONICS FUND
The Fund may invest in companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors. In addition, the Fund may invest in companies in the fields of defense electronics, medical electronics, consumer electronics, advanced manufacturing technologies (computer-aided design and computer-aided manufacturing (CAD/CAM), computer-aided engineering, and robotics), lasers and electro-optics, and other developing electronics technologies.

ENERGY FUND
The Fund may invest in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and alternative sources of energy such as nuclear, geothermal, oil shale and solar power. The business activities of companies in which the Fund may invest include production, generation, transmission, refining, marketing, control, distribution or measurement of energy or energy fuels such as petrochemicals; providing component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to pollution control. Companies participating in new activities resulting from technological advances or research discoveries in the energy field may also be considered for this Fund.

ENERGY SERVICES FUND
The Fund may invest in companies in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity and coal, and alternative sources of energy such as nuclear, geothermal, oil shale and solar power. The Fund may invest in companies involved in providing services and equipment for drilling processes such as offshore and onshore drilling, drill bits, drilling rig equipment, drilling string equipment, drilling fluids, tool joints and wireline logging. Many energy service companies are engaged in production and well maintenance, providing such products and services as packers, perforating equipment, pressure pumping, downhole equipment, valves, pumps, compression equipment, and well completion equipment and service. Certain companies supply energy providers with exploration technology such as seismic data, geological and geophysical services, and interpretation of this data. The Fund may also invest in companies with a variety of underwater well services, helicopter services, geothermal plant design or construction, electric and nuclear plant design or construction, energy related capital equipment, mining related equipment or services, and high technology companies serving these industries.

FINANCIAL SERVICES FUND

The Fund may invest in companies that are involved in the financial sector, including commercial and investment banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies, and a variety of firms in all segments of the insurance industry such as multi-line, property and casualty, and life insurance.

The financial services sector is currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries. Moreover, the federal laws generally separating commercial and investment banking are currently being studied by Congress.

Securities and Exchange Commission ("SEC") regulations provide that the Fund may not invest more than 5% of its total assets in the securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities. These companies, as well as those deriving more than 15% of profits from brokerage and investment management activities, will be considered to be "principally engaged" in this Fund's business activity. Rule 12d3-1 under the Investment Company Act of 1940 (the "1940 Act"), allows investment portfolios such as this Fund, to invest in companies engaged in securities-related activities subject to certain conditions. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (I.E., broker/dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other security the Fund may purchase. The Fund may purchase securities of an issuer that derived more than 15% of it gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions:

a. the purchase cannot cause more than 5% of the Fund's total assets to be invested in securities of that issuer;

b. for any equity security, the purchase cannot result in the Fund owning more than 5% of the issuer's outstanding securities in that class;

c. for a debt security, the purchase cannot result in the fund owning more than 10% of the outstanding principal amount of the issuer's debt securities.

In applying the gross revenue test, an issuer's own securities-related activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer's gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. The Fund will not be required to divest its holding of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions to not be met. The purchase of a general partnership interest in a securities-related business is prohibited.

HEALTH CARE FUND
The Fund may invest in companies that are involved in the health care industry including companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. Companies in the health care sector may include pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development, as well as companies involved in the operation of health care facilities.

INTERNET FUND

The Fund may invest in companies that are involved in the Internet sector including companies which the Advisor believes should benefit from the commercialization of technological advances, although they may not be directly involved in research and development. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware or software which impacts Internet commerce; or provide Internet access to consumers and businesses.

LEISURE FUND
The Fund may invest in companies engaged in the design, production, or distribution of goods or services in the leisure industries including television and radio broadcasting or manufacturing (including cable television); motion pictures and photography; recordings and musical instruments; publishing, including newspapers and magazines; sporting goods and camping and recreational equipment; and sports arenas. Other goods and services may include toys and games (including video and other electronic games), amusement and theme parks, travel and travel-related services, hotels and motels, leisure apparel or footwear, tobacco products, and gaming casinos.

PRECIOUS METALS FUND
The Fund may invest in the equity securities of U.S. and foreign companies that are involved in the precious metals sector ("Precious Metals Companies"). Precious Metals Companies include precious metals manufacturers; distributors of precious metals products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies.

RETAILING FUND
The Fund may invest in companies that are involved in the retailing sector including companies engaged in merchandising finished goods and services primarily to individual consumers. Companies in which the Fund may invest include general merchandise retailers, department stores, restaurant franchises, drug stores, motor vehicle and marine dealers, and any specialty retailers selling a single category of merchandise such as apparel, toys, jewelry, consumer electronics, or home improvement products. The Fund may also invest in companies engaged in selling goods and services through alternative means such as direct telephone marketing, mail order, membership warehouse clubs, computer, or video based electronic systems.

TECHNOLOGY FUND
The Fund may invest in companies that are involved in the technology sector including companies that the Advisor believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements. These may include, for example, companies that develop, produce, or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors.

TELECOMMUNICATIONS FUND
The Fund may invest in companies that are involved in the telecommunications sector including companies engaged in the development, manufacture, or sale of communications services and/or equipment. Companies in the telecommunications field offer a variety of services and products, including local and long-distance telephone service; cellular, paging, local and wide-area product networks; satellite, microwave and cable television; Internet access; and equipment used to provide these products and services. Long-distance telephone companies may also have interests in developing technologies, such as fiber optics and data transmission. Certain types of companies in which the Fund may invest are engaged in fierce competition for a share of the market for goods or services such as private and local area networks, or are engaged in the sale of telephone set equipment.

TRANSPORTATION FUND

The Fund may invest in companies that are involved in the transportation sector, including companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment. Transportation services may include companies involved in the movement of freight and/or people such as airline, railroad, ship, truck, and bus companies. Other service companies include those that provide leasing and maintenance for automobiles, trucks, containers, rail cars, and planes. Equipment manufacturers include makers of trucks, automobiles, planes, containers, rail cars, or any other mode of transportation and its related products. In addition, the Fund may invest in companies that sell fuel-saving devices to the transportation industries and those that sell insurance and software developed primarily for transportation companies.

UTILITIES FUND
The Fund will invest primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations as described in the Fund's prospectus. Such companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies involved in the public communication field, including telephone, telegraph, satellite, microwave and other public communication facilities.

DESCRIPTION OF THE MONEY MARKET FUND

The Money Market Fund seeks to provide security of principal, high current income, and liquidity. The Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and may invest any remaining assets in receipts and enter into repurchase agreements fully collateralized by U.S. Government Securities.

The Money Market Fund is governed by SEC rules which impose certain liquidity, maturity and diversification requirements. The Money Market Fund's assets are valued using the amortized cost method, which enables the Money Market Fund to maintain a stable NAV. All securities purchased by the Money Market Fund must have remaining maturities of 397 days or less. Although the Money Market Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

GENERAL
Each Fund's investment objective and principal investment strategies are described in the Prospectuses. The investment objective of the Nova Fund, Ursa Fund, OTC Fund, Bond Fund, Juno Fund and Money Market Fund, including the benchmark of the Nova Fund and Ursa Fund are fundamental policies which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The following information supplements, and should be read in conjunction with, those sections of the Prospectuses.

The investment strategies of the Funds discussed below and in the Prospectuses may be used by a Fund if, in the opinion of the Advisor, these strategies will be advantageous to that Fund. A Fund is free to reduce or eliminate its activity in any of those areas without changing the Fund's fundamental investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund's objectives.

BORROWING

The Nova Fund, Mekros Fund, Bond Fund, International Funds, and Sector Funds may borrow money, including borrowing for investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Nova Fund, Mekros Fund, Bond Fund, International Funds, or Sector Funds might have to sell portfolio securities to meet interest or principal payments at a time investment considerations would not favor such sales. The Nova Fund, Mekros Fund, Bond Fund, International Funds, and Sector Funds intend to use leverage during periods when the Advisor believes that the respective Fund's investment objective would be furthered.

Each Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

CURRENCY TRANSACTIONS
Although the International Funds do not currently expect to engage in currency hedging, currency transactions may be used in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures and options thereon, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from an NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

A Fund's dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging"). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund may enter into Transaction Hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. A Fund may use Position Hedging when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date its matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which that Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Advisor considers that the Swedish krone is linked to the euro, the Fund holds securities denominated in krone and the Advisor believes that the value of the krone will decline against the U.S. dollar, the Advisor may enter into a contract to sell euros and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will "cover" its position so as not to create a "senior security" as defined in Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

FOREIGN ISSUERS
The International and Sector Funds may invest in issuers located outside the United States. The International and Sector Funds may purchase American Depositary Receipts ("ADRs"), "ordinary shares," or "New York shares" in the United States. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protect the Funds from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

RISK FACTORS REGARDING EUROPE - The Large-Cap Europe Fund seeks to provide investment results, which correspond to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones Stoxx 50-SM- Index (the "Stoxx 50 Index"). The Stoxx 50 Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are market leaders in their sectors. The 16 countries include the 15 western European countries which comprise the European Union (EU) and Switzerland.

The EU consists of 15 countries of western Europe: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Spain, Sweden and the United Kingdom. The EU's primary goal is the creation of a single, unified market through which goods, people and capital could move freely.

Effective January 1, 1999, 11 of the 15 member states of the European Union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each member state's currency. By July 1, 2002, the euro will have replaced the national currencies of the following member countries: Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. During the transition period, the Fund will treat the euro as a separate currency from that of any member state.

Currently, the exchange rate of the currencies of each of these countries is fixed to the euro. The euro trades on currency exchanges and is available for non-cash transactions. The participating countries currently issue sovereign debt exclusively in euro. By July 1, 2002, euro-denominated bills and coins will replace the bills and coins of the participating countries.

The new European Central Bank has control over each country's monetary policies. Therefore, the participating countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.

The conversion may impact the trading in securities of issuers located in, or denominated in the currencies of, the member states, as well as foreign exchanges, payments, the settlement process, custody of assets and accounting. The introduction of the euro is also expected to affect derivative and other financial contracts in which the Fund may invest insofar as price sources based upon current currencies of the member states will be replaced, and market conventions, such as day-count fractions or settlement dates applicable to underlying instruments may be changed to conform to the conventions applicable to euro currency.

Europe may experience difficulty with the transition to the euro. For example, different national economies must adjust to a unified monetary system, the absence of exchange rate flexibility and the loss of economic sovereignty. The Continent's economies are diverse, its governments are decentralized and its cultures differ widely. Unemployment is relatively high from a historical perspective and could pose a political risk that one or more countries might exit the union placing the currency and banking system in jeopardy.

The overall impact of the transition of the member states' currencies to the euro cannot be determined with certainty at this time. In addition to the effects described above, it is likely that more general short- and long-term consequences can be expected, such as changes in economic environment and change in behavior of investors, all of which will impact each Fund's euro-denominated investments.

RISK FACTORS REGARDING JAPAN - The Large-Cap Japan Fund seeks to provide investment results, which correspond to the performance of a specific benchmark. The Fund's current benchmark is Japan's Topix 100 Index. The Topix 100 Index is an index designed to measure performance of the 100 most liquid stocks with the largest market capitalization that are members of the broader Topix Index. The Topix and Topix 100 Indices are published by the Tokyo Stock Exchange.

The Japanese stock market was established in 1878 as the Tokyo Stock Exchange Company Ltd. Japanese stock exchanges are located in eight cities: Tokyo, Osaka, Nagoya, Kyoto, Hiroshima, Fukuoka, Niigata and Sapporo. The Tokyo Stock Exchange
(TSE) is the largest of the eight exchanges in Japan. There are three distinct sections on the main Japanese stock exchanges. The First Section trades in over 1,100 of the largest and most active stocks, which account for over 95% of total market capitalization. The Second Section consists of over 400 issues with lower turnover than the First Section, which are newly quoted on the exchange or which are not listed and would otherwise be traded over-the-counter. The Third Section consists of foreign stocks, which are traded over-the-counter. Securities are denominated in the official unit of currency, the Japanese Yen.

Although some Japanese reporting, accounting and auditing practices are based substantially on U.S. principles, they are not identical to U.S. standards in some important respects, particularly with regard to unconsolidated subsidiaries and related structures. In general, Japanese corporations are not required to provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.

The Japanese agricultural industry is small and largely protected. Japan subsidizes its agricultural industry and is only 50% self-sufficient in food production. Accordingly, it is highly dependent on agricultural imports. Japan has developed a strong heavy industrial sector and is highly dependent on international trade for commodities. Strong domestic industries are automotive, electronics, and metals. Needed imports revolve around raw materials such as oil, forest products, and iron ore. Subsequently, Japan is sensitive to fluctuations in commodity prices.

While the United States is Japan's largest single trading partner, close to half of Japan's trade is conducted with developing nations, almost all of which are in southeast Asia. As the largest economy trading in southeast Asia, external events such as the economic trials of Japan's neighbors continue to raise concerns over profit levels for the big Japanese exporters. As many of the governments of Southeast Asia frequently face domestic discontent, and as many of these countries are Japanese trading partners and investment recipients, their internal stability and its impact on regional security are of importance to Japan. Japanese unemployment levels are high and have been an area of increasing concern. The Japanese financial sector is in need of reform involving overhauling the nation's financial institutions and securing public support for taxpayer-funded bailouts. Banks, in particular, must dispose of bad loans and trim their balance sheets in preparation for greater competition from foreign financial institutions as more areas of the financial sector are opened. Successful financial sector reform could allow Japan's financial institutions to act as a catalyst for economic recovery at home and across the troubled Asian region. A large factor in determining the pace and scope of recovery is the government's handling of deregulation programs.

Also of concern are Japan's trade surpluses. As a trade-dependent nation long used to high levels of government protection, it is unclear how the Japanese economy will react to the potential adoption of the trade liberalization measures which are constantly promoted by their trading partners. Japan's heavy dependence on international trade has been adversely affected by trade tariffs and other protectionist measures, as well as the economic condition of its trading partners. Japan's high volume of exports, such as automobiles, machine tools and semiconductors, has caused trade tensions, particularly with the United States. The relaxing of official and de facto barriers to imports, or hardships created by any pressures brought by trading partners, could adversely affect Japan's economy. Additionally, the strength of the yen itself may prove an impediment to strong continued exports and economic recovery, because it makes Japanese goods sold in other countries more expensive and reduces the value of foreign earnings repatriated to Japan. Since the Japanese economy is so dependent on exports, any fall off in exports may be seen as a sign of economic weakness, which may adversely affect the market.

ILLIQUID SECURITIES
While none of the Funds anticipates doing so, each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% (10% with respect to the Money Market Fund) of the Fund's net assets in illiquid securities. If the percentage of a Fund's net assets invested in illiquid securities exceeds 15% (10% for the Money Market
Fund) due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. Each Fund will adhere to a more restrictive limitation on the Fund's investment in illiquid securities as required by the securities laws of those jurisdictions where shares of the Fund are registered for sale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the "Commission"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for over-the-counter options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the Federal securities laws. The Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset value.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The trustees of the Trust (the "Trustees") have delegated the responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a Fund to the Advisor.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
The Funds (other than the Bond Fund and Money Market Fund) presently may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act. A Fund, therefore, may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in the securities of other investment companies if such securities are the only investment securities held by the Fund, such as through a master-feeder arrangement. The Ursa, Arktos and Juno Funds pursue their respective investment goals through a master-feeder arrangement. The Bond Fund and Money Market Fund may invest in the securities of other investment companies only as part of a merger, reorganization, or acquisition, subject to the requirements of the 1940 Act.

If a Fund invests in, and, thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.

LENDING OF PORTFOLIO SECURITIES
Subject to the investment restrictions set forth below, each of the Funds may lend portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the Fund and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending Fund any income accruing thereon, and the Fund may invest the cash collateral in portfolio securities, thereby earning additional income. A Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which the Fund's shares are qualified for sale, and the Funds will not lend more than 33 1/3% of the value of the Fund's total assets, except that the Money Market Fund will not lend more than 10% of the value of the Money Market Fund's total assets. Loans would be subject to termination by the lending Fund on four business days' notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending Fund and that Fund's shareholders. A lending Fund may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.

OPTIONS TRANSACTIONS

OPTIONS ON SECURITIES. The Nova Fund, OTC Fund, Mekros Fund, International Funds, Sector Funds, and Utilities Master Fund may buy call options and write
(sell) put options on securities, and the Ursa Fund, Ursa Master Fund, Arktos Fund, and Arktos Master Fund may buy put options and write call options on securities for the purpose of realizing the Fund's investment objective. By writing a call option on securities, a Fund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised.

During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Option Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are illiquid.

OPTIONS ON SECURITY INDICES. The Nova Fund, OTC Fund, Mekros Fund, International Funds, and Sector Funds may purchase call options and write put options, and the Ursa Fund, Ursa Master Fund, Arktos Fund, and Arktos Master Fund may purchase put options and write call options, on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing the Fund's investment objective.

Options on indices are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. When a Fund writes a covered option on an index, the Fund will be required to deposit and maintain with a custodian cash or liquid securities equal in value to the aggregate exercise price of a put or call option pursuant to the requirements and the rules of the applicable exchange. If, at the close of business on any day, the market value of the deposited securities falls below the contract price, the Fund will deposit with the custodian cash or liquid securities equal in value to the deficiency.

OPTIONS ON FUTURES CONTRACTS. Under Commodities Futures Trading Commission ("CFTC") Regulations, a Fund (other than the Money Market Fund) may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non-hedging purposes to the extent that the aggregate initial margins and option premiums required to establish such non-hedging positions do not exceed 5% of the liquidation value of the Fund's portfolio. In the case of an option on futures contracts that is "in-the-money" at the time of purchase (I.E., the amount by which the exercise price of the put option exceeds the current market value of the underlying security, or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.

When a Fund purchases or sells a stock index futures contract, or sells an option thereon, the Fund "covers" its position. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

A Fund may cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

SWAP AGREEMENTS
The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund illiquid investment limitations. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

PORTFOLIO TURNOVER
The Trust anticipates that investors in the Funds, as part of an asset allocation investment strategy, will frequently purchase and/or redeem shares of the Funds. The nature of the Funds as asset allocation tools will cause the Funds to experience substantial portfolio turnover. (See "More Information about Fund Investments and Risk" in the Trust's prospectuses). Because each Fund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund's investors, it is very difficult to estimate what the Fund's actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Funds will be substantial.

"Portfolio Turnover Rate" is defined under the rules of the SEC as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have remaining maturities of less than one year.

REPURCHASE AGREEMENTS
As discussed in the Trust's Prospectus, each of the Funds may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, other than the Money Market Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% (10% with respect to the Money Market Fund) of the Fund's total assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS
The Ursa Fund, Juno Fund, Ursa Master Fund, Juno Master Fund, Bond Fund, and Money Market Fund may use reverse repurchase agreements as part of that Fund's investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when this will be advantageous to the Funds. Each Fund will establish a segregated account with the Trust's custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements.

SHORT SALES
The Ursa Fund, Arktos Fund, Juno Fund, Ursa Master Fund, Arktos Master Fund, and Juno Master Fund also may engage in short sales transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the

Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until the Ursa Fund, Arktos Fund, Juno Fund, Ursa Master Fund, Arktos Master Fund, or Juno Master Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's short position. Each of the Funds may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

The Sector Funds, International Funds, Nova Fund, OTC Fund and Mekros Fund each may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost. While none currently expect to do so, these Funds may make a short sale when the Fund wants to sell the security it owns at a current attractive price, in order to hedge or limit the exposure of the Fund's position.

STOCK INDEX FUTURES CONTRACTS
A Fund may buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time a Fund purchases a futures contract, an amount of cash, U.S. Government securities or other liquid securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, the Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

TRACKING ERROR
The following factors may affect the ability of the Funds to achieve correlation with the performance of their respective benchmarks: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) a Fund holding less than all of the securities in the benchmark and/or securities not included in the benchmark; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover);
(5) a Fund holding instruments traded in a market that has become illiquid or disrupted; (6) Fund share prices being rounded to the nearest cent;

(7) changes to the index underlying a benchmark that are not disseminated in advance; (8) the need to conform a Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; or
(9) market movements that run counter to a leveraged Fund's investments. Market movements that run counter to a leveraged Fund's investments will cause some divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund is leveraged. The tracking error of a leveraged Fund is generally small during a well-defined up trend or downtrend in the market when measured from price peak to price peak, absent a market decline and subsequent recovery, however, the deviation of the Fund from its benchmark may be significant.

The following additional factors may affect the ability of the International Funds to achieve correlation with the performance of their respective benchmarks: (1) fluctuations in currency exchange rates; or (2) the time difference between the close of the Funds' respective benchmark and the time the Funds price their shares at the close of the New York Stock Exchange ("NYSE").

U.S. GOVERNMENT SECURITIES
The Bond Fund invests primarily in U.S. Government Securities, and each of the other Funds may invest in U.S. Government Securities. The Juno Fund and Juno Master Fund may enter into short transactions on U.S. Government Securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government Securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration.

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the Federal agency, while other obligations issued by or guaranteed by Federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored Federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. The Bond Fund will invest in such U.S. Government Securities only when the Advisor is satisfied that the credit risk with respect to the issuer is minimal.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES
Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, of such security in determining the Fund's net asset value. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% (10% with respect to the Money Market Fund) of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund's net asset value or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

ZERO COUPON BONDS
The Bond Fund, Juno Fund, and Juno Master Fund may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Since dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of "Separate Trading of Registered Interest and Principal of Securities" (or "STRIPS"). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES
The following investment limitations (and those set forth in the Prospectuses) are fundamental policies of the Funds, which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.

FUNDAMENTAL POLICIES OF THE BENCHMARK FUNDS (EXCEPT THE MEKROS FUND AND INTERNATIONAL FUNDS), MASTER FUNDS, AND PRECIOUS METALS FUND

A Benchmark Fund (except the Mekros Fund and International Funds), Master Fund, or Precious Metals Fund shall not:

        1. Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund's total assets would be lent to other parties, except (i) through the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies, and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities, or (iii) through the loans of portfolio securities provided the borrower maintains collateral equal to at least 100% of the value of the borrowed security and marked-to-market daily.

        2.      Underwrite securities of any other issuer.

        3. Purchase, hold, or deal in real estate or oil and gas interests, although the Fund may purchase and sell securities that are secured by real estate or interests therein and may purchase mortgage-related securities and may hold and sell real estate acquired for the Fund as a result of the ownership of securities.

        4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued but excluding liabilities and indebtedness not constituting senior securities), except that the Fund may issue senior securities in connection with transactions in options, futures, options on futures, and other similar investments, and except as otherwise permitted herein and in Investment Restriction Nos. 5, 7, 8, and 9, as applicable to the Fund.

        5. Pledge, mortgage, or hypothecate the Fund's assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with (i) the writing of covered put and call options, (ii) the purchase of securities on a forward-commitment or delayed-delivery basis, and (iii) collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, including those relating to indices, and options on futures contracts or indices.

        6. Invest in commodities except that the Fund may purchase and sell futures contracts, including those relating to securities, currencies, indices, and options on futures contracts or indices and currencies underlying or related to any such futures contracts, and purchase and sell currencies (and options thereon) or securities on a forward-commitment or delayed-delivery basis.

                6.1 THE PRECIOUS METALS MAY (A) TRADE IN FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS; OR (B) INVEST IN PRECIOUS METALS AND PRECIOUS MINERALS.

        7. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities.

                7.1 THE PRECIOUS METALS FUND WILL INVEST 25% OR MORE OF THE VALUE OF ITS TOTAL ASSETS IN THE SECURITIES IN THE METALS-RELATED AND MINERALS-RELATED INDUSTRIES.

        8. Borrow money, except (i) as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of the Fund's total assets from a bank or (ii) in an amount up to one-third of the value of the Fund's total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.

                8.1 THE NOVA FUND AND BOND FUND MAY BORROW MONEY, SUBJECT TO THE CONDITIONS OF PARAGRAPH 8, FOR THE PURPOSE OF INVESTMENT LEVERAGE.

                8.2 THE JUNO FUND MAY BORROW MONEY, SUBJECT TO THE CONDITIONS OF PARAGRAPH 8, BUT SHALL NOT MAKE PURCHASES WHILE BORROWING IN EXCESS OF 5% OF THE VALUE OF ITS ASSETS. FOR PURPOSES OF THIS SUBPARAGRAPH, FUND ASSETS INVESTED IN REVERSE REPURCHASE AGREEMENTS ARE INCLUDED IN THE AMOUNTS BORROWED.

        9. Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with futures or options transactions is not considered to be a securities purchase on margin. The Fund may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost ("selling against the box").

                9.1 THE URSA FUND, ARKTOS FUND, JUNO FUND, URSA MASTER FUND, ARKTOS MASTER FUND, AND JUNO MASTER FUND MAY ENGAGE IN SHORT SALES OF PORTFOLIO SECURITIES OR MAINTAIN A SHORT POSITION IF AT ALL TIMES WHEN A SHORT POSITION IS OPEN
                        (i) THE FUND MAINTAINS A SEGREGATED ACCOUNT WITH THE FUND'S CUSTODIAN TO COVER THE SHORT POSITION IN ACCORDANCE WITH THE POSITION OF THE SECURITIES AND EXCHANGE COMMISSION OR (ii) THE FUND OWNS AN EQUAL AMOUNT OF SUCH SECURITIES OR SECURITIES CONVERTIBLE INTO OR EXCHANGEABLE, WITHOUT PAYMENT OF ANY FURTHER CONSIDERATION, FOR SECURITIES OF THE SAME ISSUE AS, AND EQUAL IN AMOUNT TO, THE SECURITIES SOLD SHORT.

FUNDAMENTAL POLICIES OF THE MEKROS, INTERNATIONAL, AND SECTOR FUNDS (OTHER THAN THE PRECIOUS METALS FUND)

The Mekros, International, and Sector Funds shall not:

        10. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of a least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

        11. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may
                (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

        12. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

        13. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

        14. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

        15. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

        16. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, to the extent the benchmark or sector selected for a particular Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities.

FUNDAMENTAL POLICIES APPLICABLE TO THE MONEY MARKET FUND

The Money Market Fund shall not:

        17. Make loans to others except through the purchase of qualified debt obligations, loans of portfolio securities and entry into repurchase agreements.

        18. Lend the Money Market Fund's portfolio securities in excess of 15% of the Money Market Fund's total assets. Any loans of the Money Market Fund's portfolio securities will be made according to guidelines established by the Board of Trustees of the Trust, including maintenance of cash collateral of the borrower equal at all times to the current market value of the securities loaned.

        19. Issue senior securities, except as permitted by the Money Market Fund's investment objectives and policies.

        20.     Write or purchase put or call options.

        21. Invest in securities of other investment companies, except as these securities may be acquired as part of a merger, consolidation, acquisition of assets, or plan of reorganization.

        22. Mortgage, pledge, or hypothecate the Money Market Fund's assets except to secure permitted borrowings. In those cases, the Money Market Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Money Market Fund at the time of the borrowing.

        23. Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

NON-FUNDAMENTAL POLICIES
The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board of Trustees.

Each Fund may not:

        1.      Invest in warrants.

        2.      Invest in real estate limited partnerships.

        3.      Invest in mineral leases.

The Mekros Fund, the International Funds, and each Sector Fund may not:

        4. Pledge, mortgage or hypothecate assets except to secure borrowing permitted by the Fund's fundamental limitation on borrowing.

        5.      Invest in companies for the purpose of exercising control.

        6. Purchase securities on margin or effect short sales, except that a Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and
                (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

        7. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

        8. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

The foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for each of the Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

The Advisor may serve as an investment manager to a number of clients, including other investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the Funds and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the Funds and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolios of the Funds and the other client accounts.

The policy of each Fund regarding purchases and sales of securities for the Fund's portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, each Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

Purchases and sales of U.S. Government securities are normally transacted through issuers, underwriters or major dealers in U.S. Government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

In managing the investment portfolios of the Funds, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Advisor. In addition, Section 28(e) of the Securities Exchange Act of 1934 permits the Advisor to cause a Fund to pay commission rates in excess of those another dealer or broker would have charged for effecting the same transaction, if the Advisor determines, in good faith, that the commission paid is reasonable in relation to the value of brokerage and research services provided.

Such research services may include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, analysis of corporate responsibility issues or in the form of access to various computer-generated data, computer hardware and software. Such research may be provided by brokers and dealers in the form of written reports, telephone contacts and personal meetings with security analysts, corporate and industry spokespersons, economists, academicians, and government representatives. Brokerage services and equipment may facilitate the execution and monitoring of securities transactions, for example, by providing rapid communications with financial markets and brokers or dealers, or by providing real-time tracking of orders, settlements, investment positions and relevant investment criteria and restrictions applicable to the execution of securities transactions. In some cases, brokerage and research services are generated by third parties but are provided to the Advisor by or through brokers and dealers. The Advisor may allocate brokerage for research services that are also available for cash, where appropriate and permitted by law. The Advisor may also pay cash for certain research services received from external sources.

In addition, the information and services received by the Advisor from brokers and dealers may not in all cases benefit a Fund directly. For example, such information and services received by the Advisor as a result of the brokerage allocation of one of the Funds may be of benefit to the Advisor in the management of other accounts of the Advisor, including other Funds of the Trust and other investment companies advised by the Advisor. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisor's expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

For the fiscal periods ended March 31, 1998, March 31, 1999, and March 31, 2000 the Funds paid the following brokerage commissions:


------------------------------------------------------------------------------------------------
                                                      AGGREGATE BROKERAGE COMMISSIONS
        FUND                          ----------------------------------------------------------
                                           1998                 1999                    2000
------------------------------------- ---------------- ---------------------- ------------------
Nova Fund                                 $836,833           $1,950,042               $1,608,026
------------------------------------- ---------------- ---------------------- ------------------
Ursa Fund                                 $284,054           $  381,892               $  245,791
------------------------------------- ---------------- ---------------------- ------------------
OTC Fund                                  $ 20,402           $    4,966               $   40,812
------------------------------------- ---------------- ---------------------- ------------------
Arktos Fund                                  n/a             $    5,446               $   28,122
------------------------------------- ---------------- ---------------------- ------------------
Mekros Fund*                                 n/a                 n/a                      n/a
------------------------------------- ---------------- ---------------------- ------------------
Juno Fund                                 $ 40,740           $   36,994               $   68,266
------------------------------------- ---------------- ---------------------- ------------------
U.S. Government Bond Fund                 $ 18,172           $   34,498               $   17,490
------------------------------------- ---------------- ---------------------- ------------------
Large-Cap Europe Fund*                       n/a                 n/a                      n/a
------------------------------------- ---------------- ---------------------- ------------------
Large-Cap Japan Fund*                        n/a                 n/a                      n/a
------------------------------------- ---------------- ---------------------- ------------------
Banking Fund                                 n/a             $  574,673               $  463,436
------------------------------------- ---------------- ---------------------- ------------------
Basic Materials Fund                         n/a             $  280,569               $  398,702
------------------------------------- ---------------- ---------------------- ------------------
Biotechnology Fund                           n/a             $  122,671               $  133,642
------------------------------------- ---------------- ---------------------- ------------------
Consumer Products Fund                       n/a             $  110,820               $  200,018
------------------------------------- ---------------- ---------------------- ------------------
Electronics Fund                             n/a             $  556,126               $  395,680
------------------------------------- ---------------- ---------------------- ------------------
Energy Fund                                  n/a             $  250,391               $  239,526
------------------------------------- ---------------- ---------------------- ------------------
Energy Services Fund                         n/a             $1,024,957               $1,070,899
------------------------------------- ---------------- ---------------------- ------------------
Financial Services Fund                      n/a             $1,717,650               $  835,117
------------------------------------- ---------------- ---------------------- ------------------
Health Care Fund                             n/a             $  508,052               $  617,493
------------------------------------- ---------------- ---------------------- ------------------
Internet Fund*                               n/a                 n/a                      n/a
------------------------------------- ---------------- ---------------------- ------------------
Leisure Fund                                 n/a             $  213,807               $  229,728
------------------------------------- ---------------- ---------------------- ------------------
Precious Metals Fund                      $200,264           $  222,795               $  306,689
------------------------------------- ---------------- ---------------------- ------------------
Retailing Fund                               n/a             $  764,655               $  594,934
------------------------------------- ---------------- ---------------------- ------------------
Technology Fund                              n/a             $  475,721               $1,149,844
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                                    AGGREGATE BROKERAGE COMMISSIONS
                FUND                  ----------------------------------------------------------
                                           1998                 1999                    2000
------------------------------------- ---------------- ---------------------- ------------------
Telecommunications Fund                      n/a              $ 232,192                $ 426,774
------------------------------------- ---------------- ---------------------- ------------------
Transportation Fund                          n/a              $ 263,982                $ 281,242
------------------------------------- ---------------- ---------------------- ------------------
Utilities Fund*                              n/a                 n/a                      n/a
------------------------------------- ---------------- ---------------------- ------------------
U.S. Government Money Market Fund            n/a                 n/a                      n/a
------------------------------------------------------------------------------------------------

*The Ursa Master, Arktos Master, Juno Master, Utilities Master, Mekros, Large-Cap Europe, Large-Cap Japan, Internet, and Utilities Funds had not commenced operations as of March 31, 2000.

"Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust's shares. At March 31, 2000, the following Funds held securities of the Trust's "regular brokers or dealers":

----------------------------------------------------------------------------------------------------------------------------
       FUND              TYPE OF                                   REGULAR BROKERS OR DEALERS
                        SECURITY
                                    -----------------------------------------------------------------------------------------
                                                                                                FUJI         MORGAN STANLEY
                                      SALOMON SMITH       LEHMAN                             SECURITIES,     DEAN WITTER &
                                       BARNEY, INC.   BROTHERS, INC.   PAINEWEBBER, INC.        INC.             CO.
------------------- --------------- ---------------- --------------- -------------------- ---------------- ------------------
                       Repurchase      $26,451,899      $18,594,129        $25,673,902       $22,507,953          n/a
                       Agreements
        Nova        --------------- ---------------- --------------- -------------------- ---------------- ------------------
                         Equity            n/a          $   411,086        $   221,716             n/a          $3,281,830
                       Securities
------------------- --------------- ---------------- --------------- -------------------- ---------------- ------------------
       Ursa            Repurchase      $15,520,577      $10,910,053        $15,064,090       $13,206,478          n/a
                       Agreements
------------------- --------------- ---------------- --------------- -------------------- ---------------- ------------------
        OTC            Repurchase      $16,994,589      $11,946,196        $16,494,748       $14,460,716          n/a
                       Agreements
------------------- --------------- ---------------- --------------- -------------------- ---------------- ------------------
  U.S. Government      Repurchase      $   758,003      $   532,831        $   735,709       $   644,986          n/a
       Bond            Agreements
------------------- --------------- ---------------- --------------- -------------------- ---------------- ------------------
                       Repurchase
       Juno            Agreements      $ 2,564,242      $1,802,511         $ 2,488,823       $  2,181,917         n/a
------------------- --------------- ---------------- --------------- -------------------- ---------------- ------------------
                                                                        REGULAR BROKERS OR DEALERS
       FUND              TYPE OF    -----------------------------------------------------------------------------------------
                                                                                                 FUJI       MORGAN STANLEY
                        SECURITY     SALOMON SMITH       LEHMAN                             SECURITIES,     DEAN WITTER &
                                     BARNEY, INC.    BROTHERS, INC.   PAINEWEBBER, INC.        INC.             CO.
------------------- --------------- --------------- --------------- -------------------- ---------------- -------------------
  U.S. Government      Repurchase      $81,726,770      $57,449,112        $79,323,042       $69,541,407          n/a
   Money Market        Agreements
------------------- --------------- ---------------- --------------- -------------------- ---------------- ------------------
                       Repurchase      $   156,935      $   110,316        $   152,319       $   133,536          n/a
                       Agreements
  Banking           --------------- ---------------- --------------- -------------------- ---------------- ------------------
                         Equity            n/a              n/a                n/a               n/a              n/a
                       Securities
------------------- --------------- ---------------- --------------- -------------------- ---------------- ------------------
  Basic Materials      Repurchase      $    33,642      $    23,648        $    32,652        $   28,626          n/a
                       Agreements
------------------- --------------- ---------------- --------------- -------------------- ---------------- ------------------
 Consumer Products     Repurchase      $    37,380      $    26,276        $    36,280        $   31,806          n/a
                       Agreements
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
   Electronics         Repurchase        $843,452       $  592,897           $818,645           $717,695           n/a
                       Agreements
-------------------- --------------- --------------- ---------------- ------------------ ---------------- -------------------
      Energy           Repurchase        $ 34,980       $   24,589           $ 33,951           $ 29,764           n/a
                       Agreements
-------------------- --------------- --------------- ---------------- ------------------ ---------------- -------------------
  Energy Services      Repurchase        $494,656       $  347,714           $480,107           $420,903           n/a
                       Agreements
-------------------- --------------- --------------- ---------------- ------------------ ---------------- -------------------
Financial Services     Repurchase        $422,008       $  296,647           $409,596           $359,087           n/a
                       Agreements
                     --------------- --------------- ---------------- ------------------ ---------------- -------------------
                         Equity            n/a          $2,284,544             n/a               n/a          $11,759,192
                       Securities
-------------------- --------------- --------------- ---------------- ------------------ ---------------- -------------------
    Health Care        Repurchase        $ 71,041       $   49,937           $ 68,951           $ 60,448           n/a
                       Agreements
-------------------- --------------- --------------- ---------------- ------------------ ---------------- -------------------
      Leisure          Repurchase        $ 68,733       $   48,315           $ 66,712           $ 58,485           n/a
                       Agreements
-------------------- --------------- --------------- ---------------- ------------------ ---------------- -------------------
  Precious Metals      Repurchase        $ 54,297       $   38,167           $ 52,700           $ 46,201           n/a
                       Agreements
-------------------- --------------- --------------- ---------------- ------------------ ---------------- -------------------
    Technology         Repurchase        $308,218       $  216,659           $299,153           $262,263           n/a
                       Agreements
-------------------- --------------- --------------- ---------------- ------------------ ---------------- -------------------
Telecommunications     Repurchase        $220,781       $  155,196           $214,288           $187,863           n/a
                       Agreements
-------------------- --------------- --------------- ---------------- ------------------ ---------------- -------------------
  Transportation       Repurchase        $229,021       $  160,989           $222,285            194,875           n/a
                       Agreements
-----------------------------------------------------------------------------------------------------------------------------
       FUND              TYPE OF       J.P. MORGAN & CO. INC.       BB&T CORP.         BEAR STEARNS COS., INC.
                        SECURITY
-------------------- --------------- --------------------------- ------------------ -----------------------------
       Nova              Equity              $  805,520               $344,242                 $182,728
                       Securities
-------------------- --------------- --------------------------- ------------------ -----------------------------
      Banking            Equity              $1,960,177                 n/a                      n/a
                       Securities
-------------------- --------------- --------------------------- ------------------ -----------------------------
Financial Services       Equity              $4,447,617                 n/a                      n/a
                       Securities
-----------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

The Trustees are responsible for the general supervision of the Trust's business. The day-to-day operations of the Trust are the responsibilities of the Trust's officers. The names and addresses (and ages) of the Trustees and the officers of the Trust and the officers of the Advisor, together with information as to their principal business occupations during the past five years, are set forth below. Fees and expenses for non-interested Trustees will be paid by the Trust.

TRUSTEES

*/ALBERT P. VIRAGH, JR. (58)

        Chairman of the Board of Trustees and President of Rydex Series Funds, a registered mutual fund, 1993 to present; Chairman of the Board of Trustees and President of Rydex Variable Trust, a registered mutual fund, 1998 to present; Chairman of the Board of Trustees and President of Rydex Dynamic Funds, a registered mutual fund, 1999 to present; Chairman of the Board of Directors,

------------------------------
*/ This trustee is deemed to be an "interested person" of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Advisor, as described herein.

        President, and Treasurer of PADCO Advisors, Inc., investment adviser, 1993 to present; Chairman of the Board of Directors, President, and Treasurer of PADCO Service Company, Inc., shareholder and transfer agent servicer, 1993 to present; Chairman of the Board of Directors, President, and Treasurer of PADCO Advisors II, Inc., investment adviser, 1998 to present; Chairman of the Board of Directors, President, and Treasurer of Rydex Distributors, Inc., a registered broker-dealer firm, 1996 to present; Vice President of Rushmore Investment Advisors Ltd., a registered investment adviser, 1985 to 1993. Address: 9601 Blackwell Road, Suite 500, Rockville, MD 20850.

COREY A. COLEHOUR (54)

        Trustee of Rydex Series Funds, 1993 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Senior Vice President of Marketing of Schield Management Company, a registered investment adviser, 1985 to present. Address: 9601 Blackwell Road, Suite 500, Rockville, MD 20850.

J. KENNETH DALTON (58)

        Trustee of Rydex Series Funds, 1995 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Mortgage Banking Consultant and Investor, The Dalton Group, a real estate company, 1995 to present; President, CRAM Mortgage Group, Inc., 1966 to 1995. Address: 9601 Blackwell Road, Suite 500, Rockville, MD 20850.

JOHN O. DEMARET (60)

        Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Founder and Chief Executive Officer, Health Cost Controls America, Chicago, Illinois, 1987 to 1996; sole practitioner, Chicago, Illinois, 1984 to 1987; General Counsel for the Chicago Transit Authority, 1981 to 1984; Senior Partner, O'Halloran, LaVarre & Demaret, Northbrook, Illinois, 1978 to 1981. Address: 9601 Blackwell Road, Suite 500, Rockville, MD 20850.

PATRICK T. MCCARVILLE (57)

        Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Founder and Chief Executive Officer, Par Industries, Inc., Northbrook, Illinois, 1977 to present; President and Chief Executive Officer, American Health Resources, Northbrook, Illinois, 1984 to 1986.
        Address: 9601 Blackwell Road, Suite 500, Rockville, MD 20850.

ROGER SOMERS (55)

        Trustee of Rydex Series Funds, 1993 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; President, Arrow Limousine, 1963 to present. Address: 9601 Blackwell Road, Suite 500, Rockville, MD 20850.

OFFICERS

ROBERT M. STEELE (41)

        Secretary and Vice President of Rydex Series Funds, 1994 to present; Secretary and Vice President of Rydex Variable Trust, 1998 to present; Secretary and Vice President of Rydex Dynamic Funds, 1999 to present; Vice President of Rydex Distributors, Inc., 1996 to present; Vice President of The Boston Company, Inc., an institutional money management firm, 1987 to 1994. Address: 9601 Blackwell Road, Suite 500, Rockville, MD 20850.

CARL G. VERBONCOEUR (47)

        Vice President and Treasurer of Rydex Series Funds, 1997 to present; Vice President and Treasurer of the Rydex Variable Trust, 1998 to present; Vice President and Treasurer of Rydex Dynamic Funds, 1999 to present; Vice President of Rydex Distributors, Inc., 1997 to present; Senior Vice President, Crestar Bank, 1995 to 1997; Senior Vice President, Crestar Asset Management Company, a registered investment adviser, 1993 to 1995; Vice President of Perpetual Savings Bank, 1987 to 1993. Address: 9601 Blackwell Road, Suite 500, Rockville, MD 20850.

MICHAEL P. BYRUM (30)

        Vice President and Assistant Secretary of Rydex Series Funds, 1997 to present; Vice President and Assistant Secretary of the Rydex Variable Trust, 1998 to present; Vice President and Assistant Secretary of the Rydex Dynamic Funds, 1999 to present; Vice President and Senior Portfolio Manager of PADCO Advisors, Inc., investment adviser, 1993 to present; Vice President and Senior Portfolio Manager of PADCO Advisors II Inc., investment adviser, 1996 to present; Secretary of Rydex Distributors, Inc., 1996 to present; Investment Representative, Money Management Associates, a registered investment adviser, 1992 to 1993.
        Address: 9601 Blackwell Road, Suite 500, Rockville, MD 20850.

The aggregate compensation paid by the Trust to each of its Trustees serving during the fiscal year ended March 31, 2000, is set forth in the table below:


-----------------------------------------------------------------------------------------------------------------------
                                                         PENSION OR                             TOTAL COMPENSATION
                                    AGGREGATE        RETIREMENT BENEFITS    ESTIMATED ANNUAL     FROM FUND COMPLEX
   NAME OF PERSON, POSITION     COMPENSATION FROM    ACCRUED AS PART OF       BENEFITS UPON       FOR SERVICE ON
                                      TRUST           TRUST'S EXPENSES         RETIREMENT         THREE BOARDS**
------------------------------- -------------------- ---------------------- ------------------- -----------------------
Albert P. Viragh, Jr.*,                 $0                   $0                    $0                   $0
CHAIRMAN AND PRESIDENT
------------------------------- -------------------- ---------------------- ------------------- -----------------------
Corey A. Colehour,
TRUSTEE                              $23,000                 $0                    $0                 $34,500
------------------------------- -------------------- ---------------------- ------------------- -----------------------
J. Kenneth Dalton,                   $23,000                 $0                    $0                 $34,500
TRUSTEE
------------------------------- -------------------- ---------------------- ------------------- -----------------------
Roger Somers,                        $23,000                 $0                    $0                 $34,500
TRUSTEE
------------------------------- -------------------- ---------------------- ------------------- -----------------------
John O. Demaret,                     $23,000                 $0                    $0                 $34,500
TRUSTEE
------------------------------- -------------------- ---------------------- ------------------- -----------------------
Patrick T. McCarville,               $23,000                 $0                    $0                 $34,500
TRUSTEE
-----------------------------------------------------------------------------------------------------------------------

*  Denotes an "interested person" of the Trust.
** Each member of the Board of Trustees also serves as a Trustee to Rydex Variable Trust and to Rydex Dynamic Funds.

As of the date of this Statement of Additional Information, the Trustees and the officers of the Trust, as a group, owned, of record and beneficially, less than 1% of the outstanding shares of each Fund.

ADVISOR

PADCO Advisors, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, provides portfolio management to each Fund pursuant to an advisory contract with the Trust. The Advisor was incorporated in the State of Maryland on February 5, 1993 and does business under the name Rydex Global Advisors (the "Advisor"). Albert P. Viragh, Jr., the Chairman of the Board of Trustees and President of the Advisor, owns a controlling interest in the Advisor.

The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Trustees of the Trust who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

Under an investment advisory agreement the Advisor serves as the investment adviser for each series of the Trust and provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to direction and control by the Trustees and the officers of the Trust. As of June 30, 2000, assets under management of the Advisor were approximately $8.7 billion. Pursuant to the advisory agreement with the Advisor, the Funds pay the Advisor the following fees at an annual rate based on the average daily net assets for each respective Fund, as set forth below.

For the fiscal periods ended March 31, 1998, March 31, 1999 and March 31, 2000 the Advisor received the following investment advisory fees:

-----------------------------------------------------------------------------------------------------------------
                                                                     ADVISORY FEES PAID
                FUND                     ------------------------------------------------------------------------
                                                 1998                       1999                       2000
---------------------------------------- --------------------- ---------------------------- ---------------------
Nova Fund                                     $4,588,393                 $5,775,479                $ 5,270,996
---------------------------------------- --------------------- ---------------------------- ---------------------
Ursa Fund                                     $2,956,581                 $4,849,228                $ 4,186,918
---------------------------------------- --------------------- ---------------------------- ---------------------
OTC Fund                                      $2,529,352                 $5,142,021                $15,907,226
---------------------------------------- --------------------- ---------------------------- ---------------------
Arktos Fund                                       n/a                    $  297,921                $ 1,166,576
---------------------------------------- --------------------- ---------------------------- ---------------------
Mekros Fund*                                      n/a                        n/a                       n/a
---------------------------------------- --------------------- ---------------------------- ---------------------
Juno Fund                                     $  160,954                 $  113,091                $   167,258
---------------------------------------- --------------------- ---------------------------- ---------------------
U.S. Government Bond Fund                     $   91,744                 $  180,288                $   115,638
---------------------------------------- --------------------- ---------------------------- ---------------------
Large-Cap Europe Fund*                            n/a                        n/a                       n/a
---------------------------------------- --------------------- ---------------------------- ---------------------
Large-Cap Japan Fund*                             n/a                        n/a                       n/a
---------------------------------------- --------------------- ---------------------------- ---------------------
Banking Fund                                      n/a                    $   98,045                $   149,100
---------------------------------------- --------------------- ---------------------------- ---------------------
Basic Materials Fund                              n/a                    $   51,654                $   122,580
---------------------------------------- --------------------- ---------------------------- ---------------------
Biotechnology Fund                                n/a                    $  203,735                $ 1,983,545
---------------------------------------- --------------------- ---------------------------- ---------------------
Consumer Products Fund                            n/a                    $   64,921                $   102,097
---------------------------------------- --------------------- ---------------------------- ---------------------
Electronics Fund                                  n/a                    $  287,912                $ 1,148,841
---------------------------------------- --------------------- ---------------------------- ---------------------
Energy Fund                                       n/a                    $   56,392                $    99,495
---------------------------------------- --------------------- ---------------------------- ---------------------
Energy Services Fund                              n/a                    $  147,529                $   350,059
---------------------------------------- --------------------- ---------------------------- ---------------------
Financial Services Fund                           n/a                    $  224,408                $   311,265
---------------------------------------- --------------------- ---------------------------- ---------------------
Health Care Fund                                  n/a                    $  219,227                $   215,917
---------------------------------------- --------------------- ---------------------------- ---------------------
Internet Fund*                                    n/a                        n/a                       n/a
---------------------------------------- --------------------- ---------------------------- ---------------------
Leisure Fund                                      n/a                    $   45,641                $    48,812
---------------------------------------- --------------------- ---------------------------- ---------------------
Precious Metals Fund                          $  185,396                 $  222,795                $   276,528
---------------------------------------- --------------------- ---------------------------- ---------------------
Retailing Fund                                    n/a                    $  285,542                 $  147,554
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                     ADVISORY FEES PAID
                FUND                     ------------------------------------------------------------------------
                                                 1998                       1999                       2000
Technology Fund                                   n/a                    $  342,246                $   927,380
---------------------------------------- --------------------- ---------------------------- ---------------------
Telecommunications Fund                           n/a                    $  118,715                $   586,872
---------------------------------------- --------------------- ---------------------------- ---------------------
Transportation Fund                               n/a                    $   41,446                $    48,417
---------------------------------------- --------------------- ---------------------------- ---------------------
Utilities Fund*                                   n/a                        n/a                       n/a
---------------------------------------- --------------------- ---------------------------- ---------------------
U.S. Government Money Market Fund             $1,361,674                 $3,913,720                $ 5,487,437
-----------------------------------------------------------------------------------------------------------------

*The Ursa Master, Arktos Master, Juno Master, Utilities Master, Mekros, Large-Cap Europe, Large-Cap Japan, Internet, and Utilities Funds had not commenced operations as of March 31, 2000.

THE ADMINISTRATIVE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT
General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by PADCO Service Company, Inc. (the "Servicer"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Trustees and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer. The Servicer is wholly-owned by Albert P. Viragh, Jr., who is the Chairman of the Board and the President of the Trust and the sole controlling person and majority owner of the Advisor.

Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under Federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement. For the fiscal periods ended March 31, 1998, March 31, 1999, and March 31, 2000 the Funds paid the Servicer the following service fees:

-------------------------------------------------------------------------------------------------
                                                     ADMINISTRATIVE SERVICE FEES PAID
                FUND                 ------------------------------------------------------------
                                            1998               1999                    2000
----------------------------------- ----------------- --------------------- ---------------------
Nova Fund                                $1,529,464         $1,913,364              $1,756,911
----------------------------------- ----------------- --------------------- ---------------------
Ursa Fund                                $  821,273         $1,367,076              $1,163,033
----------------------------------- ----------------- --------------------- ---------------------
OTC Fund                                 $  674,494         $1,371,206              $4,407,018
----------------------------------- ----------------- --------------------- ---------------------
Arktos Fund                                  n/a            $   82,742              $  323,351
----------------------------------- ----------------- --------------------- ---------------------
Mekros Fund*                                 n/a                n/a                    n/a
----------------------------------- ----------------- --------------------- ---------------------
Juno Fund                                $  44,710          $   31,414              $   46,461
----------------------------------- ----------------- --------------------- ---------------------
U.S. Government Bond Fund                $  36,617          $   72,115              $   46,255
----------------------------------- ----------------- --------------------- ---------------------
Large-Cap Europe Fund*                       n/a                n/a                    n/a
----------------------------------- ----------------- --------------------- ---------------------
Large-Cap Japan Fund*                        n/a                n/a                    n/a
----------------------------------- ----------------- --------------------- ---------------------
Banking Fund                                 n/a            $   28,671              $   43,853
----------------------------------- ----------------- --------------------- ---------------------
Basic Materials Fund                         n/a            $   15,293              $   36,053
----------------------------------- ----------------- --------------------- ---------------------
Biotechnology Fund                           n/a            $   59,922              $  583,396
----------------------------------- ----------------- --------------------- ---------------------
Consumer Products Fund                       n/a            $   19,094              $   30,539
----------------------------------- ----------------- --------------------- ---------------------
Electronics Fund                             n/a            $   84,680              $  337,892
----------------------------------- ----------------- --------------------- ---------------------
Energy Fund                                  n/a            $   16,586              $   27,424
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                     ADMINISTRATIVE SERVICE FEES PAID
                FUND                 ------------------------------------------------------------
                                            1998               1999                    2000
----------------------------------- ----------------- --------------------- ---------------------
Energy Services Fund                         n/a            $   43,391              $  102,958
----------------------------------- ----------------- --------------------- ---------------------
Financial Services Fund                      n/a            $   66,623              $   91,549
----------------------------------- ----------------- --------------------- ---------------------
Health Care Fund                             n/a            $   64,478              $   63,505
----------------------------------- ----------------- --------------------- ---------------------
Internet Fund*                               n/a                n/a                    n/a
----------------------------------- ----------------- --------------------- ---------------------
Leisure Fund                                 n/a            $   13,424              $   14,356
----------------------------------- ----------------- --------------------- ---------------------
Precious Metals Fund                      $ 53,408          $   59,123              $   75,371
----------------------------------- ----------------- --------------------- ---------------------
Retailing Fund                               n/a            $   83,983              $   43,398
----------------------------------- ----------------- --------------------- ---------------------
Technology Fund                              n/a            $  100,661              $  272,759
----------------------------------- ----------------- --------------------- ---------------------
Telecommunications Fund                      n/a            $   34,916              $  173,135
----------------------------------- ----------------- --------------------- ---------------------
Transportation Fund                          n/a            $   12,190              $   14,240
----------------------------------- ----------------- --------------------- ---------------------
Utilities Fund*                              n/a                n/a                    n/a
----------------------------------- ----------------- --------------------- ---------------------
U.S. Government Money Market Fund         $544,706          $1,565,488              $2,194,975
-------------------------------------------------------------------------------------------------

*The Ursa Master, Arktos Master, Juno Master, Utilities Master, Mekros, Large-Cap Europe, Large-Cap Japan, Internet, and Utilities Funds had not commenced operations as of March 31, 2000.

Pursuant to an Accounting Service Agreement the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions. The Servicer received the following fees for the fiscal periods ended March 31, 1998, March 31, 1999, and March 31, 2000:

---------------------------------------------------------------------------------
                                           ACCOUNTING SERVICES FEES PAID
             FUND                ------------------------------------------------
                                        1998             1999             2000
-------------------------------- ----------------- ------------------ -----------
Nova Fund                             $140,353         $205,109         $161,882
-------------------------------- ----------------- ------------------ -----------
Ursa Fund                             $ 93,626         $150,376         $118,877
-------------------------------- ----------------- ------------------ -----------
OTC Fund                              $ 92,254         $182,519         $392,958
-------------------------------- ----------------- ------------------ -----------
Arktos Fund                              n/a           $ 39,764         $ 56,234
-------------------------------- ----------------- ------------------ -----------
Mekros Fund*                             n/a              n/a              n/a
-------------------------------- ----------------- ------------------ -----------
Juno Fund                             $ 19,703         $ 17,273         $ 17,635
-------------------------------- ----------------- ------------------ -----------
U.S. Government Bond Fund             $ 21,531         $ 32,901         $ 21,209
-------------------------------- ----------------- ------------------ -----------
Large-Cap Europe Fund*                   n/a              n/a              n/a
-------------------------------- ----------------- ------------------ -----------
Large-Cap Japan Fund*                    n/a              n/a              n/a
-------------------------------- ----------------- ------------------  -----------
Banking Fund                             n/a           $ 11,907         $ 12,181
-------------------------------- ----------------- ------------------ -----------
Basic Materials Fund                     n/a           $  7,487         $ 12,478
-------------------------------- ----------------- ------------------ -----------
Biotechnology Fund                       n/a           $ 22,396         $ 62,215
-------------------------------- ----------------- ------------------ -----------
Consumer Products Fund                   n/a           $  8,750         $  9,756
-------------------------------- ----------------- ------------------ -----------
Electronics Fund                         n/a           $ 24,166         $ 48,927
-------------------------------- ----------------- ------------------ -----------
Energy Fund                              n/a           $  8,684         $ 10,746
-------------------------------- ----------------- ------------------ -----------
Energy Services Fund                     n/a           $ 17,085         $ 30,584
-------------------------------- ----------------- ------------------ -----------
Financial Services Fund                  n/a           $ 22,966         $ 22,325
-------------------------------- ----------------- ------------------ -----------
Health Care Fund                         n/a           $ 24,042         $ 21,141
-------------------------------- ----------------- ------------------ -----------
Leisure Fund                             n/a           $  7,413         $  5,154
-------------------------------- ----------------- ------------------ -----------
Precious Metals Fund                  $ 23,688         $ 30,681         $ 30,309
-------------------------------- ----------------- ------------------ -----------
Retailing Fund                           n/a           $ 27,688         $ 13,138
-------------------------------- ----------------- ------------------ -----------
Technology Fund                          n/a           $ 32,508         $ 49,249
-------------------------------- ----------------- ------------------ -----------
Telecommunications Fund                  n/a           $ 14,839         $ 39,353
-------------------------------- ----------------- ------------------ -----------
Transportation Fund                      n/a           $  6,719         $  4,552
-------------------------------- ----------------- ------------------ -----------
Utilities Fund*                          n/a              n/a             n/a
-------------------------------- ----------------- ------------------ -----------
U.S. Government Money                 $ 82,651         $202,742         $234,105

Market Fund
---------------------------------------------------------------------------------

*The Ursa Master, Arktos Master, Juno Master, Utilities Master, Mekros, Large-Cap Europe, Large-Cap Japan, Internet, and Utilities Funds had not commenced operations as of March 31, 2000.

DISTRIBUTION
Pursuant to the Distribution Agreement adopted by the Trust, Rydex Distributors, Inc. (the "Distributor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of the Trust under the general supervision and control of the Trustees and the officers of the Trust. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Trust. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or contingent deferred sales charge collected by the Funds or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by the Funds on behalf of the various classes of shares. Each of the Funds' current distribution and shareholder services plans, as well as a description of the services performed under each, are described below.

ADVISOR CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - Each Fund has adopted a Distribution and Shareholder Services Plan for Advisor Class Shares (the "Advisor Class Plan"). Under the Advisor Class Plan, the Distributor, or third parties that enter into agreements with the Distributor ("Service Providers"), may receive up to .25% of each Fund's assets attributable to Advisor Class Shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. In addition to distribution services, the Advisor Class Plan permits the payment of up to .25% of each Fund's assets attributable to Advisor Class Shares to the Distributor or designated Service Providers as compensation for shareholder services, which are not primarily intended to result in the sale of the shares of the Funds.

Following are the fees paid under this plan for the fiscal year ended March 31, 2000:

FUND                                                      FEES PAID
-------------------------------------------------------------------
Banking Fund                                           $    34,222
Basic Materials Fund                                        11,658
Biotechnology Fund                                         269,568
Consumer Products Fund                                      48,466
Electronics Fund                                           188,596
Energy Fund                                                  6,872
Energy Services Fund                                        40,392
Financial Services Fund                                     65,378
Health Care Fund                                            39,418
Internet Fund*                                                 n/a
Leisure Fund                                                 9,582
Retailing Fund                                              32,756
Technology Fund                                            166,448
Telecommunications Fund                                    112,466
Transportation Fund                                          4,594
Utilities Fund*                                                n/a
U.S. Government Money Market Fund                        1,504,822
Nova Fund                                                  204,626
Ursa Fund                                                   27,734
OTC Fund                                                   361,322

*The Internet and Utilities Funds had not commenced operations as of March 31, 2000.

C CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - Each Fund has adopted a Distribution and Shareholder Services Plan for C Class Shares (the "C Class Plan"). Under the C Class Plan, the Distributor, or designated Service Providers, may receive up to 1.00% of each Fund's assets attributable to C Class Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 of the 1940 Act. The C Class Plan allows for payment of up to .75% of each Fund's assets attributable to C Class Shares as compensation for distribution services and up to .25% of each Fund's assets attributable to C Class Shares as compensation for shareholder services.

H CLASS DISTRIBUTION PLAN - The Mekros, Large-Cap Europe and Large-Cap Japan Funds have adopted a Distribution and Shareholder Services Plan for their H Class Shares (the "H Class Plan"). Under the H Class Plan, the Distributor, or designated Service Providers, may receive up to .25% of each Fund's assets attributable to H Class Shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act.

DESCRIPTION OF DISTRIBUTION AND SHAREHOLDER SERVICES - Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the Services Provider; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Funds on behalf of clients.

COSTS AND EXPENSES
Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; non-interested Trustees' fees and expenses; the costs and expenses of redeeming shares of the Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the Trustee fees and expenses for attendance at Trustee meetings for the Trustees of the Trust who are not affiliated with or interested persons of the Advisor.

PRINCIPAL HOLDERS OF SECURITIES

As of June 22, 2000, the following persons were the only persons who were record owners or, to the knowledge of the Trust, beneficial owners of 5% or more of the shares of the Funds.

-------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                    # OF SHARES                 PERCENT
------------------------------------------------------ ---------------------------- -------------------------
U.S. Government Bond Fund
------------------------------------------------------ ---------------------------- -------------------------
Charles Schwab & Co., Inc.                                          616,489.707                   16.14
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94104-4122
------------------------------------------------------ ---------------------------- -------------------------
ABN AMRO Incorporated                                               306,756.148                    8.03
850-17002-18
Attn:  Mutual Fund Operations
P.O. Box 6108
Chicago, IL 60680-6108
------------------------------------------------------ ---------------------------- -------------------------
Trust Company of America                                          1,445,234.037                   37.83
FBO: FPI
7103 S Revere Parkway
Englewood, CO 80112
------------------------------------------------------ ---------------------------- -------------------------
Juno Fund
------------------------------------------------------ ---------------------------- -------------------------
FTC & Co.                                                           125,648.637                   12.47
Attn: Datalynx #410
P.O. Box 173736
Denver, CO 80217-3736
------------------------------------------------------ ---------------------------- -------------------------
RSBCO                                                               215,803.010                   21.41
P.O. Drawer 1410
Ruston, LA 71273
------------------------------------------------------ ---------------------------- -------------------------
Martin L. Leibowitz                                                 129,973.315                   12.90
One 5th Ave., Apt. 13-K
New York, NY 10003
------------------------------------------------------ ---------------------------- -------------------------
Nova Fund - Investor Class
------------------------------------------------------ ---------------------------- -------------------------
Donaldson, Lufkin & Jenrette                                        815,335.906                    6.40
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
------------------------------------------------------ ---------------------------- -------------------------
National Investor Services Corp. for the                            841,490.483                    6.61
Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY  10041-3299
------------------------------------------------------ ---------------------------- -------------------------

                                       35

-------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                    # OF SHARES                 PERCENT
------------------------------------------------------ ---------------------------- -------------------------
National Financial Services Corp. for                             1,411,427.687                   11.08
Exclusive Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
------------------------------------------------------ ---------------------------- -------------------------
Charles Schwab & Co., Inc.                                        2,682,614.398                   21.06
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA  94104-4122
------------------------------------------------------ ---------------------------- -------------------------
Ursa Fund - Investor Class
------------------------------------------------------ ---------------------------- -------------------------
Trust Company of America                                          2,069,793.576                    5.18
CUST/FBO PSI
P.O. Box 6503
Englewood, CO 80155
------------------------------------------------------ ---------------------------- -------------------------
Charles Schwab & Co., Inc.                                        8,931,522.400                   22.35
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA  94101-4122
------------------------------------------------------ ---------------------------- -------------------------
National Financial Services Corp. for                             3,654,816.761                    9.15
Exclusive Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY  10008-3752
------------------------------------------------------ ---------------------------- -------------------------
OTC Fund   Investor Class
------------------------------------------------------ ---------------------------- -------------------------
Charles Schwab & Co., Inc.                                       32,701,482.663                   28.72
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA  94101-4122
------------------------------------------------------ ---------------------------- -------------------------
Donaldson, Lufkin & Jenrette                                      8,984,386.825                    7.89
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
------------------------------------------------------ ---------------------------- -------------------------
National Financial Services Corp.                                23,836,678.158                   20.94
for Exclusive Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY  10008-3752
------------------------------------------------------ ---------------------------- -------------------------
National Investor Services Corp. for the                          8,234,469.910                    7.23
Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
------------------------------------------------------ ---------------------------- -------------------------
Arktos Fund
------------------------------------------------------ ---------------------------- -------------------------

-------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                    # OF SHARES                 PERCENT
------------------------------------------------------ ---------------------------- -------------------------
Charles Schwab & Co., Inc.                                                                        15.75
Special Custody Account - REINV                                     893,271.340
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94104-4122
------------------------------------------------------ ---------------------------- -------------------------
National Financial Services Corp. for                               573,226.211                   10.10
Exclusive Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
------------------------------------------------------ ---------------------------- -------------------------
National Investor Services Corp. for                                292,469.073                    5.16
the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
------------------------------------------------------ ---------------------------- -------------------------
Trust Company of America                                            472,864.926                    8.34
CUST/FBO PSI
P.O. Box 6503
Englewood, CO  80155
------------------------------------------------------ ---------------------------- -------------------------
Banking Fund - Investor Class
------------------------------------------------------ ---------------------------- -------------------------
Charles Schwab & Co., Inc.                                          297,183.670                   11.08
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA  94101-4122
------------------------------------------------------ ---------------------------- -------------------------
Donaldson, Lufkin & Jenrette                                        191,426.091                    7.14
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
------------------------------------------------------ ---------------------------- -------------------------
National Financial Services Corp. for                               505,339.369                   18.85
Exclusive Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY  10008-3752
------------------------------------------------------ ---------------------------- -------------------------
National Investor Services Corp. for                                485,466.382                   18.11
the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
------------------------------------------------------ ---------------------------- -------------------------
Firstar Trust Company                                               284,289.341                   10.60
AGG Growth Mutual Funds Port
C/o R. Meeder & Associates
P.O. Box 7177
Dublin, OH 43017
------------------------------------------------------ ---------------------------- -------------------------
Basic Materials Fund - Investor Class
------------------------------------------------------ ---------------------------- -------------------------

-------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                    # OF SHARES                 PERCENT
------------------------------------------------------ ---------------------------- -------------------------
Charles Schwab & Co., Inc.                                           66,336.329                   17.03
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94104-4122
------------------------------------------------------ ---------------------------- -------------------------
Donaldson, Lufkin & Jenrette                                         30,973.206                    7.95
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
------------------------------------------------------ ---------------------------- -------------------------
National Financial Services Corp. for                                78,126.059                   20.06
Exclusive Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
------------------------------------------------------ ---------------------------- -------------------------
Michael Holmes (RIRA)                                                20,977.623                    5.39
24912 Hendon Street
Laguna Hills, CA 92651
------------------------------------------------------ ---------------------------- -------------------------
Anthony M. Schultz                                                   42,862.238                   11.01
10020 Vista Montanoso
Escondido, CA 92026
------------------------------------------------------ ---------------------------- -------------------------
Biotechnology Fund - Investor Class
------------------------------------------------------ ---------------------------- -------------------------
Charles Schwab & Co., Inc.                                        5,805,079.603                   28.26
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94104-4122
------------------------------------------------------ ---------------------------- -------------------------
Donaldson, Lufkin & Jenrette                                      1,415,499.616                    6.89
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
------------------------------------------------------ ---------------------------- -------------------------
National Financial Services Corp. for                             5,057,504.725                   24.62
Exclusive Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
------------------------------------------------------ ---------------------------- -------------------------
National Investor Services Corp. for the                          1,095,452.131                    5.33
Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
------------------------------------------------------ ---------------------------- -------------------------
Consumer Products Fund - Investor Class
------------------------------------------------------ ---------------------------- -------------------------
Charles Schwab & Co., Inc.                                           36,233.927                   10.59
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA  94104-4122
------------------------------------------------------ ---------------------------- -------------------------

                                       38

-------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                    # OF SHARES                 PERCENT
------------------------------------------------------ ---------------------------- -------------------------
Donaldson, Lufkin & Jenrette                                         22,518.747                    6.58
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
------------------------------------------------------ ---------------------------- -------------------------
PADCO Advisors, Inc.                                                 25,740.026                    7.52
6166 Executive Blvd.
Suite 400
Rockville, MD 20852
------------------------------------------------------ ---------------------------- -------------------------
National Investor Services Corp. for the                            197,845.030                   57.81
Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
------------------------------------------------------ ---------------------------- -------------------------
National Financial Services Corp. for                                19,190.326                    5.61
Exclusive Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
------------------------------------------------------ ---------------------------- -------------------------
Electronics Fund - Investor Class
------------------------------------------------------ ---------------------------- -------------------------
Charles Schwab & Co., Inc.                                        1,940,773.054                   16.42
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94101-4122
------------------------------------------------------ ---------------------------- -------------------------
National Financial Services Corp. for                             4,510,240.028                   38.15
Exclusive Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
------------------------------------------------------ ---------------------------- -------------------------
National Investor Services Corp. for the                            669,411.347                    5.66
Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
------------------------------------------------------ ---------------------------- -------------------------
Energy Fund - Investor Class
------------------------------------------------------ ---------------------------- -------------------------
FTC & Co.                                                           252,526.298                   12.64
Attn: Datalynx # A79
P.O. Box 173736
Denver, CO 80217
------------------------------------------------------ ---------------------------- -------------------------
National Financial Services Corp. for                               648,717.099                   32.46
Exclusive Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
------------------------------------------------------ ---------------------------- -------------------------
FTC & Co.                                                           389,596.025                   19.49
Attn: Datalynx #184
P.O. Box 173736
Denver, CO 80217-3736
------------------------------------------------------ ---------------------------- -------------------------

-------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                    # OF SHARES                 PERCENT
------------------------------------------------------ ---------------------------- -------------------------
Star Bank, - NA CUST FBO                                            160,016.219                    8.01
Opti-Flex Dynamic Fund
P.O. Box 640229
Cincinatti, OH 45264-0229
------------------------------------------------------ ---------------------------- -------------------------
Energy Services Fund - Investor Class
------------------------------------------------------ ---------------------------- -------------------------
National Financial Services Corp. for                             2,223,899.229                   29.44
Exclusive Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
------------------------------------------------------ ---------------------------- -------------------------
FTC & Co.                                                           454,237.117                    6.01
Attn: Datalynx #184
P.O. Box 173736
Denver, CO 80217-3736
------------------------------------------------------ ---------------------------- -------------------------
National Investor Services Corp. for the                            438,107.597                    5.80
Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
------------------------------------------------------ ---------------------------- -------------------------
Charles Schwab & Co., Inc.                                                                        19.17
Special Custody Account - REINV                                   1,448,197.024
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94104-4122
------------------------------------------------------ ---------------------------- -------------------------
Financial Services Fund - Investor Class
------------------------------------------------------ ---------------------------- -------------------------
Charles Schwab & Co., Inc.                                        1,252,988.209                   28.27
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94104-4122
------------------------------------------------------ ---------------------------- -------------------------
Donaldson, Lufkin & Jenrette                                        318,407.163                    7.18
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
------------------------------------------------------ ---------------------------- -------------------------
National Financial Services Corp. for                             1,033,577.363                   23.32
Exclusive Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
------------------------------------------------------ ---------------------------- -------------------------
National Investor Services Corp. for                                823,378.671                   18.58
the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
------------------------------------------------------ ---------------------------- -------------------------
Health Care Fund - Investor Class
------------------------------------------------------ ---------------------------- -------------------------

-------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                    # OF SHARES                 PERCENT
------------------------------------------------------ ---------------------------- -------------------------
Nicholas Kardasis (RIRA)                                            511,608.669                   12.09
70 Standish Circle
Wellesley, MA 02481
------------------------------------------------------ ---------------------------- -------------------------
Charles Schwab & Co., Inc.                                          398,177.006                    9.41
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94104-4122
------------------------------------------------------ ---------------------------- -------------------------
National Financial Services Corp. for                             1,411,060.983                   33.34
Exclusive Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
------------------------------------------------------ ---------------------------- -------------------------
National Investor Services Corp. for the                            240,417.860                    5.68
Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
------------------------------------------------------ ---------------------------- -------------------------
FTC & Co.                                                           321,554.115                    7.60
Attn: Datalynx #379
P.O. Box 173736
Denver, CO 80017
------------------------------------------------------ ---------------------------- -------------------------
Internet Fund - Investor Class
------------------------------------------------------ ---------------------------- -------------------------
Randall R. Fisher (IRA)                                              61,804.697                    6.25
750 Camino Del Codorniz
Tucson, AZ 85748
------------------------------------------------------ ---------------------------- -------------------------
Thomas W. Stauss                                                     91,787.603                    9.29
127 Nottingham Lane
Ocean Pines, MD 21811
------------------------------------------------------ ---------------------------- -------------------------
National Financial Services Corp.                                   138,874.680                   14.05
for Exclusive Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
------------------------------------------------------ ---------------------------- -------------------------
Leisure Fund - Investor Class
------------------------------------------------------ ---------------------------- -------------------------
National Financial Services Corp. for                               195,372.178                   25.94
Exclusive Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
------------------------------------------------------ ---------------------------- -------------------------
ABN AMRO Inc.                                                       283,808.019                   37.69
850-17002-18
Attn: Mutual Fund Operations
P.O. Box 6108
Chicago, IL 60680-6108
------------------------------------------------------ ---------------------------- -------------------------

-------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                    # OF SHARES                 PERCENT
------------------------------------------------------ ---------------------------- -------------------------
Trust Company of America                                             58,858.100                    7.82
FBO LBS
P.O. Box 6503
Englewood, CO 80155
------------------------------------------------------ ---------------------------- -------------------------
Precious Metals Fund
------------------------------------------------------ ---------------------------- -------------------------
First Trust & Co.                                                   171,067.503                    6.89
Attn: Datalynx #026
P.O. Box 173736
Denver, CO 80217-3736
------------------------------------------------------ ---------------------------- -------------------------
FTC & CO.                                                           236,112.116                    9.52
Attn: Datalynx #184
P.O. Box 173736
Denver, CO 80217-3736
------------------------------------------------------ ---------------------------- -------------------------
Retailing Fund - Investor Class
------------------------------------------------------ ---------------------------- -------------------------
Allon & Beth Shadmi                                                   6,253.905                    6.29
12 Brandywine Ct.
Scotch Plains, NJ 07076
------------------------------------------------------ ---------------------------- -------------------------
Charles Schwab & Co., Inc.                                            8,830.052                    8.88
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94104-4122
------------------------------------------------------ ---------------------------- -------------------------
Donaldson, Lufkin & Jenrette                                          8,420.770                    8.46
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
------------------------------------------------------ ---------------------------- -------------------------
National Financial Services Corp. for                                12,049.124                   12.11
Exclusive Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
------------------------------------------------------ ---------------------------- -------------------------
Sidney E. Hall (RIRA)                                                 6,121.987                    6.15
6325 Lake Lucerne Drive
San Diego, CA 92119
------------------------------------------------------ ---------------------------- -------------------------
Technology Fund - Investor Class
------------------------------------------------------ ---------------------------- -------------------------
FTC & Co.                                                           195,252.162                    9.88
Attn: Datalynx #A79
P.O. Box 173736
Denver, CO 80217
------------------------------------------------------ ---------------------------- -------------------------
Charles Schwab & Co., Inc.                                          220,040.815                   11.14
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94104-4122
------------------------------------------------------ ---------------------------- -------------------------

-------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                    # OF SHARES                 PERCENT
------------------------------------------------------ ---------------------------- -------------------------
National Financial Services Corp.                                   320,569.616                   16.22
for Exclusive Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
------------------------------------------------------ ---------------------------- -------------------------
FTC & Co.                                                           127,971.189                    6.48
Attn: Datalynx #379
P.O. Box 173736
Denver, CO 80017
------------------------------------------------------ ---------------------------- -------------------------
Telecommunications Fund - Investor Class
------------------------------------------------------ ---------------------------- -------------------------
Charles Schwab & Co., Inc.                                          786,584.201                   31.40
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94104-4122
------------------------------------------------------ ---------------------------- -------------------------
Donaldson, Lufkin & Jenrette                                        305,058.457                   12.18
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
------------------------------------------------------ ---------------------------- -------------------------
National Financial Services Corp. for                               260,181.245                   10.39
Exclusive Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
------------------------------------------------------ ---------------------------- -------------------------
ABN AMRO Inc.                                                       143,787.227                    5.74
850-17002-18
Attn: Mutual Fund Operations
P.O. Box 6108
Chicago, IL 60680-6108
------------------------------------------------------ ---------------------------- -------------------------
Transportation Fund - Investor Class
------------------------------------------------------ ---------------------------- -------------------------
Donaldson, Lufkin & Jenrette                                        493,394.460                   27.59
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
------------------------------------------------------ ---------------------------- -------------------------
National Investor Services Corp. for                                927,178.558                   51.84
the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
------------------------------------------------------ ---------------------------- -------------------------
Utilities Fund - Investor Class
------------------------------------------------------ ---------------------------- -------------------------
Berenice Gates Hopper Trust                                          11,267.530                    5.84
DTD 3/18/69
220 Atherton Ave.
Atherton, CA 94027
------------------------------------------------------ ---------------------------- -------------------------
Priscilla L. Clark (IRA)                                              9,689.922                    5.02
58 Jennie Dugan Rd.
Concord, MA 01742
------------------------------------------------------ ---------------------------- -------------------------

-------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                    # OF SHARES                 PERCENT
------------------------------------------------------ ---------------------------- -------------------------
Donaldson, Lufkin & Jenrette                                         11,347.908                    5.88
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
------------------------------------------------------ ---------------------------- -------------------------
PADCO Services. Inc.                                                 20,554.985                   10.65
6116 Executive Blvd.
Suite 400
Rockville, MD 20852
------------------------------------------------------ ---------------------------- -------------------------
Nova Fund - Advisor Class
------------------------------------------------------ ---------------------------- -------------------------
National Investor Services Corp. for                                 67,313.284                    7.49
the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
------------------------------------------------------ ---------------------------- -------------------------
Ursa Fund - Advisor Class
------------------------------------------------------ ---------------------------- -------------------------
SBIC Income Fund                                                     73,343.507                   13.08
2220 Santiago Road
Santa Barbara, CA  93103
------------------------------------------------------ ---------------------------- -------------------------
National Investor Services Corp.                                    100,164.625                   17.87
for the Exclusive Benefit of Our
Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
------------------------------------------------------ ---------------------------- -------------------------
Donaldson, Lufkin & Jenrette                                         50,207.885                    8.96
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
------------------------------------------------------ ---------------------------- -------------------------
National Financial Services Corp. for                                62,446.129                   11.14
Exclusive Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
------------------------------------------------------ ---------------------------- -------------------------
OTC Fund - Advisor Class
------------------------------------------------------ ---------------------------- -------------------------
Mercantile-Safe Deposit & Trust Co.                                 377,836.354                    7.26
Daily Value Account
Attn: Mutual Funds
766 Old Hammonds Ferry Road
Linthicum, MD  21090
------------------------------------------------------ ---------------------------- -------------------------
National Investor Services Corp. for                                826,116.465                   15.87
the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
------------------------------------------------------ ---------------------------- -------------------------

-------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                    # OF SHARES                 PERCENT
------------------------------------------------------ ---------------------------- -------------------------
Donaldson, Lufkin & Jenrette                                        590,125.983                   11.34
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
------------------------------------------------------ ---------------------------- -------------------------
FTC & Co.                                                           306,530.230                    5.89
Attn: Datalynx #087
P.O. Box 173736
Denver, CO 80217
------------------------------------------------------ ---------------------------- -------------------------
Trust Company of America                                            342,950.246                    6.59
FBO: FPI
7103 S Revere Parkway
Englewood, CO  80112
------------------------------------------------------ ---------------------------- -------------------------
U.S. Government Money Market Fund - Advisor Class
------------------------------------------------------ ---------------------------- -------------------------
Trust Company of America                                         38,259,779.000                   11.13
FBO: FPI
7103 S Revere Parkway
Englewood, CO  80112
------------------------------------------------------ ---------------------------- -------------------------
Independent Trust Corporation                                    54,158,600.240                   15.76
Custodian Funds 92-5
15255 S. 94th Ave.
Suite 303
Orland Park, IL  60462
------------------------------------------------------ ---------------------------- -------------------------
National Financial Services Corp.                                30,681,759.119                    8.93
for Exclusive Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
------------------------------------------------------ ---------------------------- -------------------------
Independent Trust Corporation                                    41,974,489.230                   12.21
Custodian Funds 930
15255 S. 94th Ave.
Suite 303
Orland Park, IL  60462
------------------------------------------------------ ---------------------------- -------------------------
Banking Fund - Advisor Class
------------------------------------------------------ ---------------------------- -------------------------
Centurion Trust Co. /B/O                                          9,652,647.572                   98.93
Omnibus/Centurion Capital Management
2424 E Camelback Road
Suite 530
Pheonix, AZ  85016
------------------------------------------------------ ---------------------------- -------------------------
Basic Materials Fund - Advisor Class
------------------------------------------------------ ---------------------------- -------------------------
Bear Stearns Securities Corp.                                         3,280.840                   18.36
FBO 657-95850-16
1 Metrotech Center North
Brooklyn, NY  11201-3859
------------------------------------------------------ ---------------------------- -------------------------

-------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                    # OF SHARES                 PERCENT
------------------------------------------------------ ---------------------------- -------------------------
National Investor Services Corp.                                      8,827.838                   49.39
for the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
------------------------------------------------------ ---------------------------- -------------------------
Donaldson, Lufkin & Jenrette                                          2,117.497                   15.17
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
------------------------------------------------------ ---------------------------- -------------------------
McDonald Investments, Inc. (FBO)                                      2,979.738                   16.67
40690029
Suite 2100
800 Superior Ave.
Cleveland, OH  44114
------------------------------------------------------ ---------------------------- -------------------------
Biotechnology Fund - Advisor Class
------------------------------------------------------ ---------------------------- -------------------------
Donaldson, Lufkin & Jenrette                                        472,075.240                   19.60
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
------------------------------------------------------ ---------------------------- -------------------------
National Financial Services Corp.                                   241,190.463                   10.01
200 Liberty Street
One World Financial Center
New York, NY 10281
------------------------------------------------------ ---------------------------- -------------------------
National Investor Services Corp. for                                572,835.851                   23.78
the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
------------------------------------------------------ ---------------------------- -------------------------
Trust Company of America                                            577,587.200                   23.98
FBO: FPI
7103 S Revere Parkway
Englewood, CO  80112
------------------------------------------------------ ---------------------------- -------------------------
Consumer Products Fund - Advisor Class
------------------------------------------------------ ---------------------------- -------------------------
P.J. Crescenzo                                                        2,610.398                   13.77
P.J. Crescenzo Trustee
7225 N. Oracle Road, #200
Tucson, AZ  85704
------------------------------------------------------ ---------------------------- -------------------------
Centurion Trust Co. /B/O                                              2,171.046                   11.45
Omnibus/ Centurion Capital Management
2425 E. Camelback Road
Suite 530
Pheonix, AZ  85016
------------------------------------------------------ ---------------------------- -------------------------

-------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                    # OF SHARES                 PERCENT
------------------------------------------------------ ---------------------------- -------------------------
Arlene E. Shapiro (RIRA)                                              1,054.079                    5.56
5196 N. Via Velazquez
Tuscon, AZ  85750
------------------------------------------------------ ---------------------------- -------------------------
Mark S. McLeod DDS Ltd.                                               1,031.206                    5.44
Profit Sharing Plan
4550 E. Grant Road
Tuscon, AZ  85750
------------------------------------------------------ ---------------------------- -------------------------
Gail McCartney (IRA)                                                  1,037.377                    5.47
5800 N. Kilb Road #7135
Tucson, AZ  85750
------------------------------------------------------ ---------------------------- -------------------------
Electronics Fund - Advisor Class
------------------------------------------------------ ---------------------------- -------------------------
FTC & Co.                                                           248,604.531                   13.69
Attn: Datalynx #087
P.O. Box 173736
Denver, CO 80217-3736
------------------------------------------------------ ---------------------------- -------------------------
FTC & Co.                                                           103,772.223                    5.71
Attn: Datalynx #089
P.O. Box 173736
Denver, CO 80217-3736
------------------------------------------------------ ---------------------------- -------------------------
National Investor Services Corp. for                                180,089.900                    9.92
the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
------------------------------------------------------ ---------------------------- -------------------------
Trust Company of America                                            355,710.000                   19.59
FBO: FPI
7103 S Revere Parkway
Englewood, CO  80112
------------------------------------------------------ ---------------------------- -------------------------
IBEW Seventh District Retirement                                    136,357.117                    7.51
Benefit Trust DTD 6/1/78
418 S. Polk
Suite 200
Amarillo, TX  79101
------------------------------------------------------ ---------------------------- -------------------------
Energy Fund - Advisor Class
------------------------------------------------------ ---------------------------- -------------------------
FTC & Co.                                                            23,962.729                   11.82
Attn: Datalynx #138
P.O. Box 173736
Denver, CO 80217
------------------------------------------------------ ---------------------------- -------------------------
National Investor Services Corp. for                                 17,449.780                    8.61
the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
------------------------------------------------------ ---------------------------- -------------------------

-------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                    # OF SHARES                 PERCENT
------------------------------------------------------ ---------------------------- -------------------------
Donaldson, Lufkin & Jenrette                                         22,577.917                   11.14
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
------------------------------------------------------ ---------------------------- -------------------------
Energy Services Fund - Advisor Class
------------------------------------------------------ ---------------------------- -------------------------
National Investor Services Corp. for the                             81,709.589                    8.56
Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
------------------------------------------------------ ---------------------------- -------------------------
Donaldson, Lufkin & Jenrette                                         87,893.207                    9.21
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
------------------------------------------------------ ---------------------------- -------------------------
FTC & Co.                                                           171,141.647                   17.93
Attn: Datalynx #138
P.O. Box 173736
Denver, CO 80217
------------------------------------------------------ ---------------------------- -------------------------
Financial Services Fund - Advisor Class
------------------------------------------------------ ---------------------------- -------------------------
FTC & Co.                                                           891,407.995                   12.17
Attn: Datalynx #087
P.O. Box 173736
Denver, CO 80217
------------------------------------------------------ ---------------------------- -------------------------
FTC & Co.                                                           579,351.754                    7.91
Attn: Datalynx #022
P.O. Box 173736
Denver, CO 80217
------------------------------------------------------ ---------------------------- -------------------------
Centurion Trust Co. /B/O                                          5,542,596.921                   75.65
Omnibus/ Centurion Capital Management
2425 E. Camelback Road
Suite 530
Pheonix, AZ  85016
------------------------------------------------------ ---------------------------- -------------------------
Health Care Fund - Advisor Class
------------------------------------------------------ ---------------------------- -------------------------
FTC & Co.                                                           417,318.124                    6.10
Attn: Datalynx #022
P.O. Box 173736
Denver, CO 80217
------------------------------------------------------ ---------------------------- -------------------------
Donaldson, Lufkin & Jenrette                                        498,590.033                    7.29
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
------------------------------------------------------ ---------------------------- -------------------------

-------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                    # OF SHARES                 PERCENT
------------------------------------------------------ ---------------------------- -------------------------
Centurion Trust Co. /B/O                                          5,400,254.540                   78.96
Omnibus/ Centurion Capital Management
2425 E. Camelback Road
Suite 530
Pheonix, AZ  85016
------------------------------------------------------ ---------------------------- -------------------------
Internet Fund - Advisor Class
------------------------------------------------------ ---------------------------- -------------------------
Robert E. Behnken (IRA)                                               4,728.226                   11.20
475 Arlington Road
Brookville, OH  45309
------------------------------------------------------ ---------------------------- -------------------------
National Investor Services Corp. for                                 13,980.491                   33.12
the Exclusive Benefit of OurCustomers
55 Water Street
32nd Floor
New York, NY 10041-3299
------------------------------------------------------ ---------------------------- -------------------------
P.J. Crescenzo                                                        3,277.898                    7.76
P.J. Crescenzo Trustee
7225 N. Oracle Road, #200
Tucson, AZ  85704
------------------------------------------------------ ---------------------------- -------------------------
National Financial Services Corp.                                     5,693.665                   13.49
200 Liberty Street
One World Financial Center
New York, NY 10281
------------------------------------------------------ ---------------------------- -------------------------
Scott E. Behnken (RIRA)                                               2,839.386                    6.73
475 Arlington Road
Brookville, OH  45309
------------------------------------------------------ ---------------------------- -------------------------
Leisure Fund - Advisor Class
------------------------------------------------------ ---------------------------- -------------------------
Centurion Trust Co. /B/O                                          1,467,077.007                   99.70
Omnibus/ Centurion Capital Management
2425 E. Camelback Road
Suite 530
Pheonix, AZ  85016
------------------------------------------------------ ---------------------------- -------------------------
Retailing Fund - Advisor Class
------------------------------------------------------ ---------------------------- -------------------------
Donaldson, Lufkin & Jenrette                                          3,032.671                   28.96
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
------------------------------------------------------ ---------------------------- -------------------------
National Investor Services Corp. for                                  6,879.491                   65.69
the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
------------------------------------------------------ ---------------------------- -------------------------
Technology Fund - Advisor Class
------------------------------------------------------ ---------------------------- -------------------------

-------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                    # OF SHARES                 PERCENT
------------------------------------------------------ ---------------------------- -------------------------
Centurion Trust Co. /B/O                                            617,319.390                   61.10
Omnibus/ Centurion Capital Management
2425 E. Camelback Road
Suite 530
Pheonix, AZ  85016
------------------------------------------------------ ---------------------------- -------------------------
Trust Company of America                                             98,904.144                    9.79
FBO: FPI
7103 S Revere Parkway
Englewood, CO  80112
------------------------------------------------------ ---------------------------- -------------------------
Telecommunications Fund - Advisor Class
------------------------------------------------------ ---------------------------- -------------------------
Centurion Trust Co. /B/O                                            885,686.397                   75.27
Omnibus/ Centurion Capital Management
2425 E. Camelback Road
Suite 530
Pheonix, AZ  85016
------------------------------------------------------ ---------------------------- -------------------------
Donaldson, Lufkin & Jenrette                                         59,935.267                    5.09
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
------------------------------------------------------ ---------------------------- -------------------------
Trust Company of America                                            146,073.000                   12.41
FBO: FPI
7103 S Revere Parkway
Englewood, CO  80112
------------------------------------------------------ ---------------------------- -------------------------
Transportation Fund - Advisor Class
------------------------------------------------------ ---------------------------- -------------------------
Donaldson, Lufkin & Jenrette                                          4,673.503                   26.89
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
------------------------------------------------------ ---------------------------- -------------------------
Centurion Trust Co. /B/O                                              2,606.261                   14.99
Omnibus/ Centurion Capital Management
2425 E. Camelback Road
Suite 530
Pheonix, AZ  85016
------------------------------------------------------ ---------------------------- -------------------------
National Investor Services Corp. for                                  5,965.169                   34.32
the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
------------------------------------------------------ ---------------------------- -------------------------
Bear Stearns Securities Corp.                                         4,125.413                   23.73
FBO 657-95850-16
1 Metrotech Center North
Brooklyn, NY  11201-3859
------------------------------------------------------ ---------------------------- -------------------------
Utilities Fund - Advisor Class
------------------------------------------------------ ---------------------------- -------------------------

-------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                    # OF SHARES                 PERCENT
------------------------------------------------------ ---------------------------- -------------------------
P.J. Crescenzo                                                        1,954.055                    6.31
P.J. Crescenzo Trustee
7225 N. Oracle Road, #200
Tucson, AZ  85704
------------------------------------------------------ ---------------------------- -------------------------
FTC & Co.                                                            19,210.619                   62.05
Attn: Datalynx #089
P.O. Box 173736
Denver, CO  80217-3736
------------------------------------------------------ ---------------------------- -------------------------

DETERMINATION OF NET ASSET VALUE

The net asset value of a Fund serves as the basis for the purchase and redemption price of that Fund's shares. The net asset value per share of a Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board of Trustees.

The International Funds will generally value their assets at fair value because of the time difference between the close of the relevant foreign exchanges and the time the Funds price their shares at the close of the NYSE. Such valuation will attempt to reflect the U.S. financial markets' perceptions and trading activity related to the Funds' assets since the calculation of the closing level of the Funds' respective benchmarks. The Topix 100 Index is determined in the early morning (2:00 or 3:00 a.m., depending on daylight savings time) U.S. Eastern Standard Time ("EST"), prior to the opening of the NYSE. The Stoxx 50SM Index is determined in the mid-morning (approximately 10:30 a.m.) U.S. EST, prior to the closing of the NYSE. Under fair value pricing, the values assigned to a Fund's securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of a Fund pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by a Fund. Options on futures contracts generally are valued with reference to the underlying futures contract. If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board of Trustees.

On days when shares of the Bond Fund, Juno Fund or Juno Master Fund have been purchased, redeemed, and/or exchanged, the portfolio securities held by the Bond Fund, Juno Fund and the Juno Master Fund which are traded on the CBOT are valued at the earlier of (i) the time of the execution of the last trade of the day for the Bond Fund, Juno Fund and Juno Master Fund in those CBOT-traded portfolio securities and (ii) the last price reported by Alliance/CBOT/Eurex ("A/C/E") before the calculation of a Fund's NAV. On days when the CBOT is closed during its usual business hours and there is no need for the Bond Fund, Juno Fund and the Juno Master Fund to execute trades on the CBOT, the value of the CBOT-traded portfolio securities held by the Bond Fund, Juno Fund and the Juno Master Fund will be the last price reported by A/C/E before the calculation of a Fund's NAV.

OTC securities held by a Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and the offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Trustees. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determination. The Trustees, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

The Money Market Fund will utilize the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of its shares even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument while this method provides certainty in valuation, this method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if this Fund sold the instrument. During such periods, the yield to investors in the Money Market Fund may differ somewhat from that obtained in a similar company which uses mark-to-market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Money Market Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

The Money Market Fund's use of the amortized cost method is permitted pursuant to Rule 2a-7 under the 1940 Act (the "Rule"). The Rule requires that the Money Market Fund limit its investments to U.S. dollar-denominated instruments that meet the Rule's quality, maturity and diversification requirements. The Rule also requires the Money Market Fund to maintain a dollar-weighted average portfolio maturity of not more than ninety days and precludes the purchase of any instrument with a remaining maturity of more than thirteen months.

The Money Market Fund may only purchase "Eligible Securities." Eligible Securities are securities which: (a) have remaining maturities of thirteen months or less; (b) either (i) are rated in the two highest short-term rating categories by any two nationally-recognized statistical rating organizations ("NSROs") that have issued a short-term rating with respect to the security or class of debt obligations of the issuer, or (ii) if only one

NRSRO has issued a short-term rating with respect to the security, then by that NRSRO; (c) were long-term securities at the time of issuance whose issuers have outstanding short-term debt obligations which are comparable in priority and security and has a ratings as specified in (b) above; or (d) if no rating is assigned by any NRSRO as provided in (b) and (c) above, the unrated securities are determined by the Trustees to be of comparable quality to any rated securities.

As permitted by the Rule, the Trustees have delegated to the Advisor, subject to the Trustees' oversight pursuant to guidelines and procedures adopted by the Trustees, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

If the Trustees determine that it is no longer in the best interests of the Money Market Fund and its shareholders to maintain a stable price of $1.00 per share, or if the Trustees believe that maintaining such price no longer reflects a market-based net asset value per share, the Trustees have the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Money Market Fund will notify shareholders of any such change.

PERFORMANCE INFORMATION

From time to time, each of the Funds (other than the Money Market Fund) may include the Fund's total return in advertisements or reports to shareholders or prospective shareholders. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. See "Calculation of Return Quotations."

Performance information for each of the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Performance information for the Nova Fund, Ursa Fund and Ursa Master Fund may be compared to various unmanaged indices, including, but not limited to, the S&P 500 Index or the Dow Jones Industrial Average. Performance information for the OTC Fund may be compared to various unmanaged indices, including, but not limited to, its current benchmark, the NASDAQ 100 Index-Registered Trademark-, and the NASDAQ Composite Index-Registered Trademark-. The OTC Fund has the ability to invest in securities not included in the NASDAQ 100 Index-Registered Trademark- or the NASDAQ Composite Index-Registered Trademark-, and the OTC Fund's investment portfolio may or may not be similar in composition to NASDAQ 100 Index-Registered Trademark- or the NASDAQ Composite Index-Registered Trademark-. Performance information for the Bond Fund and the Juno Fund may be compared to various unmanaged indices, including, but not limited to, the Shearson Lehman Government (LT) Index. Performance information for the Mekros Fund may be compared to various unmanaged indices, including, but not limited to, the Russell 2000 Index. Performance information for the Large-Cap Europe and Large-Cap Japan Funds may be compared to various unmanaged indices, including, but not limited to, the Dow Jones Stoxx 50 Index or the Morgan Stanley Europe, Asia and Far East Index and the Topix 100 or Nikkei 225, respectively.

Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), and CDA Investment Technologies, Inc., among others. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. Performance figures are based on historical results and are not intended to indicate future performance.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

CALCULATION OF RETURN QUOTATIONS

For purposes of quoting and comparing the performance of a Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance for the Fund may be stated in terms of total return. Under the rules of the Securities and Exchange Commission ("SEC Rules"), Funds advertising performance must include total return quotes calculated according to the following formula:

                                  P(1+T) to the power of n = ERV

         Where:      P =            a hypothetical initial payment of $1,000;

                     T =            average annual total return;

                     n =            number of years (1, 5 or 10); and

                     ERV =          ending redeemable value of a hypothetical
                                    $1,000 payment, made at the beginning of the 1, 5, or 10 year periods, at the end of the 1, 5, or 10 year periods (or fractional portion thereof).

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5, and 10 year periods or a shorter period dating from the effectiveness of the Registration Statement of the Trust. In calculating the ending redeemable value, all dividends and distributions by a Fund are assumed to have been reinvested at net asset value as described in the Trust's Prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

For the one-year period, five-year period and period from the respective commencement of operations of the Funds ended March 31, 2000, the average annual compounded rate of return of the respective Funds (other than the Money Market
Fund), assuming the reinvestment of all dividends and distributions, was as follows:

-----------------------------------------------------------------------------------------------------------------
                                                                  AVERAGE ANNUAL TOTAL RETURN
                                           ----------------------------------------------------------------------
         FUND               CLASS                                                                     AGGREGATE
   (Inception Date)                                                                                 TOTAL RETURN
                                                                                        SINCE           SINCE
                                        ONE YEAR      THREE YEARS     FIVE YEARS      INCEPTION       INCEPTION
-----------------------------------------------------------------------------------------------------------------
      Nova Fund          INVESTOR
      (7/12/93)            CLASS         20.29%         33.54%          32.62%          26.03%         373.61%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                  AVERAGE ANNUAL TOTAL RETURN
                                           ----------------------------------------------------------------------
         FUND               CLASS                                                                     AGGREGATE
   (Inception Date)                                                                                 TOTAL RETURN
                                                                                        SINCE           SINCE
                                        ONE YEAR      THREE YEARS     FIVE YEARS      INCEPTION       INCEPTION
-----------------------------------------------------------------------------------------------------------------
      Ursa Fund
       (1/7/94)                         (10.64)%       (17.82)%        (16.02)%        (13.58)%        (59.74)%
-----------------------------------------------------------------------------------------------------------------
       OTC Fund                         105.32%         76.84%          58.79%          47.49%         982.28%
      (2/14/94)
-----------------------------------------------------------------------------------------------------------------
     Arktos Fund                        (56.39)           n/a            n/a           (60.23)         (76.61)%
       (9/3/98)
-----------------------------------------------------------------------------------------------------------------
     Mekros Fund*                         n/a             n/a            n/a             n/a             n/a
-----------------------------------------------------------------------------------------------------------------
      Juno Fund                          3.97%          (1.91)%         (1.38)         (1.65)%         (8.10)%
       (3/3/95)
-----------------------------------------------------------------------------------------------------------------
 U.S. Government Bond                   (2.26)%          8.33%          7.34%           3.60%           24.74%
    Fund (1/3/94)
-----------------------------------------------------------------------------------------------------------------
Large-Cap Europe Fund*                    n/a             n/a            n/a             n/a             n/a
-----------------------------------------------------------------------------------------------------------------
Large-Cap Japan Fund*                     n/a             n/a            n/a             n/a             n/a
-----------------------------------------------------------------------------------------------------------------
     Banking Fund                       (16.65)%          n/a            n/a           (14.50)%        (26.90)%
       (4/1/98)
-----------------------------------------------------------------------------------------------------------------
 Basic Materials Fund                    2.84%            n/a            n/a           (10.73)%        (20.30)%
       (4/1/98)
-----------------------------------------------------------------------------------------------------------------
  Biotechnology Fund                    125.98%           n/a            n/a            70.14%         189.48%
       (4/1/98)
-----------------------------------------------------------------------------------------------------------------
Consumer Products Fund                  (19.20)           n/a            n/a           (13.04)         (21.54%)
       (7/6/98)
-----------------------------------------------------------------------------------------------------------------
   Electronics Fund                     186.02%           n/a            n/a           100.25%         301.00%
       (4/1/98)
-----------------------------------------------------------------------------------------------------------------
     Energy Fund                         20.91%           n/a            n/a            4.38%           8.70%
      (4/21/98)
-----------------------------------------------------------------------------------------------------------------
      Financial
    Services Fund
       (4/2/98)                         (4.97)%           n/a            n/a           (2.57)%         (5.06)%
-----------------------------------------------------------------------------------------------------------------
   Health Care Fund                     (10.44)%          n/a            n/a            1.30%           2.55%
      (4/17/98)
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                  AVERAGE ANNUAL TOTAL RETURN
                                           ----------------------------------------------------------------------
         FUND               CLASS                                                                     AGGREGATE
   (Inception Date)                                                                                 TOTAL RETURN
                                                                                        SINCE           SINCE
                                        ONE YEAR      THREE YEARS     FIVE YEARS      INCEPTION       INCEPTION
-----------------------------------------------------------------------------------------------------------------
    Internet Fund*                        n/a             n/a            n/a             n/a             n/a
       (4/6/00)
-----------------------------------------------------------------------------------------------------------------
     Leisure Fund                       (0.07)%           n/a            n/a            5.84%           12.02%
       (4/1/98)
-----------------------------------------------------------------------------------------------------------------
 Precious Metals Fund                   (10.26)%       (21.05)%        (15.60)%        (14.19)%        (62.08)%
      (12/1/93)
-----------------------------------------------------------------------------------------------------------------
    Retailing Fund                      (1.51)%           n/a            n/a            15.48%          33.35%
       (4/1/98)
-----------------------------------------------------------------------------------------------------------------
   Technology Fund                       85.61            n/a            n/a            79.60%         215.90%
      (4/14/98)
-----------------------------------------------------------------------------------------------------------------
 Telecommunications
         Fund                                             n/a            n/a            42.82%         103.97%
       (4/1/98)                          56.54%
-----------------------------------------------------------------------------------------------------------------
 Transportation Fund                    (21.90)%          n/a            n/a           (21.03)%        (37.60)%
       (4/2/98)
-----------------------------------------------------------------------------------------------------------------
   Utilities Fund*                        n/a             n/a            n/a             n/a             n/a
       (4/3/00)
-----------------------------------------------------------------------------------------------------------------
U.S. Government Money
     Market Fund                         4.48%           4.57%          4.60%           4.33%           30.78%
      (12/3/93)
-----------------------------------------------------------------------------------------------------------------
     Banking Fund         ADVISOR
       (4/1/98)            CLASS        (17.16)%          n/a            n/a           (14.91)%        (27.60)%
-----------------------------------------------------------------------------------------------------------------
 Basic Materials Fund                    2.72%            n/a            n/a           (13.57)%        (24.91)%
      (4/14/98)
-----------------------------------------------------------------------------------------------------------------
  Biotechnology Fund                    125.34%           n/a            n/a            68.90          185.28%
       (4/1/98)
-----------------------------------------------------------------------------------------------------------------
Consumer Products Fund                  (19.76)%          n/a            n/a           (6.83)%         (10.84)%
      (8/17/98)
-----------------------------------------------------------------------------------------------------------------
   Electronics Fund                     184.10%           n/a            n/a            99.54%         297.37%
       (4/2/98)
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                  AVERAGE ANNUAL TOTAL RETURN
                                           ----------------------------------------------------------------------
         FUND               CLASS                                                                     AGGREGATE
   (Inception Date)                                                                                 TOTAL RETURN
                                                                                        SINCE           SINCE
                                        ONE YEAR      THREE YEARS     FIVE YEARS      INCEPTION       INCEPTION
-----------------------------------------------------------------------------------------------------------------
     Energy Fund                         20.31%           n/a            n/a            3.94%           7.65%
       (5/5/98)
-----------------------------------------------------------------------------------------------------------------
 Energy Services Fund                    53.58%           n/a            n/a           (3.25)%         (6.39 )%
       (4/2/98)
-----------------------------------------------------------------------------------------------------------------
  Financial Services
         Fund                           (5.19)%           n/a            n/a           (5.11)%         (9.90)%
       (4/6/98)
-----------------------------------------------------------------------------------------------------------------
   Health Care Fund                     (10.95)%          n/a            n/a            1.03%           1.97%
      (5/11/98)
-----------------------------------------------------------------------------------------------------------------
    Internet Fund*                        n/a             n/a            n/a             n/a             n/a
       (4/6/00)
-----------------------------------------------------------------------------------------------------------------
     Leisure Fund                       (1.06)%           n/a            n/a            9.53%           18.09%
       (6/3/98)
-----------------------------------------------------------------------------------------------------------------
    Retailing Fund                      (1.52)%           n/a            N/a            15.71%          32.82%
      (4/21/98)
-----------------------------------------------------------------------------------------------------------------
   Technology Fund                       84.62%           n/a            N/a            73.27%         187.82%
      (4/29/98)
-----------------------------------------------------------------------------------------------------------------
 Telecommunications
          Fund                           55.98%           n/a            N/a            41.90%         101.37%
       (4/1/98)
-----------------------------------------------------------------------------------------------------------------
 Transportation Fund                    (22.52)%          n/a            N/a           (20.16)%        (33.48)%
       (6/9/98)
-----------------------------------------------------------------------------------------------------------------
   Utilities Fund*                        n/a             n/a            N/a             n/a             n/a
       (4/3/00)
-----------------------------------------------------------------------------------------------------------------
U.S. Government Money
     Market Fund                         3.94%          4.21%**        4.39%**         4.22%**          29.45%
       (4/1/98)
-----------------------------------------------------------------------------------------------------------------
      Nova Fund                          19.74%        31.24%**                                        370.23%
      (7/12/93)                                                        31.26%**        24.92%**
-----------------------------------------------------------------------------------------------------------------
      Ursa Fund                         (11.03)%       18.24%**                                        (60.83)%
       (1/7/94)                                                        16.58%**       (14.13)%**
-----------------------------------------------------------------------------------------------------------------
       OTC Fund                         104.26%        75.98%**        58.01%**        46.77%**        974.20%
      (2/14/94)
-----------------------------------------------------------------------------------------------------------------

*The Ursa Master, Arktos Master, Juno Master, Mekros, Large-Cap Europe, Large-Cap Japan, Internet, and Utilities Funds had not commenced operations as of March 31, 2000.

** Advisor Class Shares of the U.S. Government Money Market, Ursa, Nova and OTC Funds were offered beginning April 1, 1998, August 5, 1998, October 15, 1998, and September 22, 1998, respectively. The prior performance shown represents performance of the Funds' Investor Class Shares. Performance has been adjusted to reflect the increased expense ratio of Advisor Class Shares.

INFORMATION ON COMPUTATION OF YIELD

THE U.S. GOVERNMENT BOND FUND
-----------------------------

In addition to the total return quotations discussed above, the Bond Fund also may advertise its yield based on a thirty-day (or one month) period ended on the date of the most recent balance sheet included in the Trust's Registration Statement, computed by dividing the net investment income per share of the Fund earned during the period by the maximum offering price per Fund share on the last day of the period, according to the following formula:

                                            YIELD = 2[(a-b\cd) + 1] (to the power of 6) - 1

         Where:      a =            dividends and interest earned during the period;

                     b =            expenses accrued for the period (net of reimbursements);

                     c =            the  average  daily  number of shares  outstanding  during the period that were entitled to receive dividends; and
                     d =            the maximum offering price per share on the last day of the period.

Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by (i) computing the yield to maturity of each obligation held by the Bond Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), (ii) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation that is in the Bond Fund's portfolio (assuming a month of thirty days), and (iii) computing the total of the interest earned on all debt obligations and all dividends accrued on all equity securities during the thirty-day or one month period. In computing dividends accrued, dividend income is recognized by accruing 1/360 of the stated dividend rate of a security each day that the security is in the Fund's portfolio. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above.

The Bond Fund from time to time may also advertise its yield based on a thirty-day period ending on a date other than the most recent balance sheet included in the Trust's Registration Statement, computed in accordance with the yield formula described above, as adjusted to conform with the differing period for which the yield computation is based.

Any quotation of performance stated in terms of yield (whether based on a thirty-day or one month period) will be given no greater prominence than the information prescribed under SEC Rules. In addition, all advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost of such shares.

The Bond Fund's yield, as of March 31, 2000, based on a thirty-day base period, was approximately 4.82%.

THE MONEY MARKET FUND
---------------------

The Money Market Fund's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Money Market Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365 divided by 7.

The Money Market Fund's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as the current yield) the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Money Market Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

The Money Market Fund's annualized effective yield and annualized current yield, for the seven-day period ended March 31, 2000, were 5.10% and 4.90%, respectively, for Investor Class shares and 4.57% and 4.40%, respectively, for Advisor Class Shares.

The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the Money Market Fund in the future since the yield is not fixed. Actual yields will depend not only on the type, quality, and maturities of the investments held by the Money Market Fund and changes in interest rates on such investments, but also on changes in the Money Market Fund's expenses during the period.

Yield information may be useful in reviewing the performance of the Money Market Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, the Money Market Fund's yield fluctuates.

PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS
-------------------------------

Shareholders will be informed of any increase in the minimum investment requirements by a new prospectus or a prospectus supplement, in which the new minimum is disclosed. Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is (a) below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES
----------------

Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax advisor. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION
-------------------------------------

The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that sales of a Fund's investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of a Fund's investors. In cases where NASDAQ, the CME or Chicago Board Options Exchange, or any foreign market where the Funds' securities trade is closed or trading is restricted, a Fund may ask the Commission to permit the right of redemption to be suspended. On any day that any of the securities exchanges on which the Funds' securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the Commission, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

HOLIDAYS
--------

The NYSE, the Federal Reserve Bank of New York, the NASDAQ, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (the CBOT and CME will have abbreviated trading schedules), Thanksgiving Day, and Christmas Day; and
(ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time.

The national Japanese holidays affecting the relevant securities markets in Japan are as follows: New Year's Day; Coming-of-Age Day; National Foundation Day; Vernal Equinox Day; Greenery Day; Constitution Memorial Day; Children's Day; Marine Day; Respect-of-the-Aged Day; Autumnal Equinox Day; Health-Sports Day; Culture Day; Labor Thanksgiving Day; and Emperor's Birthday. Although the Trust expects this same holiday schedule to be observed in the future, the Japanese exchange may modify its holiday schedule at any time.

National holidays in the various European countries will also affect the relevant European securities markets. Due to the variety of holidays in each EU country as well as Switzerland, those holidays are not listed here.

REDEMPTIONS IN-KIND
-------------------

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 of the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS
---------------------------

Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Trust's Prospectus under "Dividends and Distributions." Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund.

The Money Market Fund intends to declare dividends daily from net investment income (and net short-term capital gains, if any) and distribute such dividends monthly. Net income, for dividend purposes, includes accrued interest and accretion of original issue and market discount, plus or minus any short-term gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of the Money Market Fund. Net income will be calculated immediately prior to the determination of net asset value per share of the Money Market Fund.

The Trustees may revise the dividend policy, or postpone the payment of dividends, if the Money Market Fund should have or anticipate any large unexpected expense, loss, or fluctuation in net assets which, in the opinion of the Trustees, might have a significant adverse effect on shareholders of the Money Market Fund. On occasion, in order to maintain a constant $1.00 per share net asset value for the Money Market Fund, the Trustees may direct that the number of outstanding shares of the Money Market Fund be reduced in each shareholder's account. Such reduction may result in taxable income to a shareholder of the Money Market Fund in excess of the net increase (I.E., dividends, less such reduction), if any, in the shareholder's account for a period of time. Furthermore, such reduction may be realized as a capital loss when the shares are liquidated.

With respect to the investment by the Bond Fund in U.S. Treasury zero coupon bonds, a portion of the difference between the issue price of zero coupon securities and the face value of such securities (the "original issue discount") is considered to be income to the Bond Fund each year, even though the Bond Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the Bond Fund which must be distributed to shareholders of the Bond Fund in order to maintain the qualification of the Bond Fund as a regulated investment company (a "RIC") under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), as described immediately below under "Regulated Investment Company Status," and to avoid Federal income tax at the level of the Bond Fund. Shareholders of the Bond Fund will be subject to income tax on such original issue discount, whether or not such shareholders elect to receive their distributions in cash.

REGULATED INVESTMENT COMPANY STATUS
-----------------------------------

As a RIC, a Fund would not be subject to Federal income taxes on the net investment income and capital gains that the Fund distributes to the Fund's shareholders. The distribution of net investment income and capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such, regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the Federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Shareholders of the Money Market Fund will be subject to Federal income tax on dividends paid from interest income derived from taxable securities and on distributions of realized net short-term capital gains. Interest and realized net short-term capital gains distributions are taxable to a shareholder of the Money Market Fund as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares of the Money Market Fund or in cash. Since the Money Market Fund's income is expected to be derived entirely from interest rather than dividends, none of such distributions will be eligible for the Federal dividends received deduction available to corporations.

Each of the Funds will seek to qualify for treatment as a RIC under the Code. Provided that a Fund (i) is a RIC and (ii) distributes at least 90% of the Fund's net investment income (including, for this purpose, net realized short-term capital gains), the Fund itself will not be subject to Federal income taxes to the extent the Fund's net investment income and the Fund's net realized long- and short-term capital gains, if any, are distributed to the Fund's shareholders. To avoid an excise tax on its undistributed income, each Fund generally must distribute at least 98% of its income, including its net long-term capital gains. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies (the "90% Test"). Income from investments in precious metals and in precious minerals will not qualify as gross income from "securities" for purposes of the 90% Test. The Precious Metals Fund, therefore, intends to restrict its investment in precious metals and in precious minerals to avoid a violation of the 90% Test.

In the event of a failure by a Fund to qualify as a RIC, the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income and would be eligible for the dividends received deduction for corporate shareholders. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC.

If a Fund were to fail to qualify as a RIC for one or more taxable years, the Fund could then qualify (or requalify) as a RIC for a subsequent taxable year only if the Fund had distributed to the Fund's shareholders a taxable dividend equal to the full amount of any earnings or profits (less the interest charge mentioned below, if applicable) attributable to such period. The Fund might also be required to pay to the U.S. Internal Revenue Service (the "IRS") interest on 50% of such accumulated earnings and profits. In addition, pursuant to the Code and an interpretative notice issued by the IRS, if the Fund should fail to qualify as a RIC and should thereafter seek to requalify as a RIC, the Fund may be subject to tax on the excess (if any) of the fair market of the Fund's assets over the Fund's basis in such assets, as of the day immediately before the first taxable year for which the Fund seeks to requalify as a RIC.

If a Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's net asset value.

SPECIAL TAX CONSIDERATIONS
--------------------------

In general, with respect to the International Funds, Sector Funds, and the Utilities Master Fund, gains from "foreign currencies" and from foreign currency options, foreign currency futures, and forward foreign exchange contracts ("forward contracts") relating to investments in stock, securities, or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, futures, or forward contracts will be valued for purposes of the RIC diversification requirements applicable to a Fund.

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. dollar).

In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are also subject to special treatment. In general, any such gains or losses will increase or decrease the amount of the a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of a Fund's net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary dividend distributions.

The International Funds, Sector Funds, and the Utilities Master Fund may incur a liability for dividend withholding tax as a result of investment in stock or securities of foreign corporations. If, at any year end, more than 50% of the assets of a Fund are comprised of stock or securities of foreign corporations, the Fund may elect to "pass through" to shareholders the amount of foreign taxes paid by that Fund. The Fund will make such an election only if that Fund deems this to be in the best interests of its shareholders. If the Fund does not qualify to make this election or does qualify, but does not choose to do so, the imposition of such taxes would directly reduce the return to an investor from an investment in that Fund.

OPTIONS TRANSACTIONS BY THE FUNDS
---------------------------------

If a call option written by a Fund expires, the amount of the premium received by the Fund for the option will be short-term capital gain to the Fund. If such an option is closed by a Fund, any gain or loss realized by the Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by the Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by a Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

A Fund has available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. A Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

Each of the Nova Fund, Ursa Fund, Ursa Master Fund, Arktos Fund, Arktos Master Fund, Mekros Fund, International Funds, and Sector Funds in its operations also will utilize options on stock indices. Options on "broad based" stock indices are classified as "nonequity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such nonequity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any nonequity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of each of the Nova Fund, Ursa Fund, Ursa Master Fund, Arktos Fund, Arktos Master Fund, Mekros Funds, International Funds, and Sector Funds involving nonequity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. Each of these Funds will also have available to the Fund a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

A Fund's transactions in options, under some circumstances, could preclude the Fund's qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code. However, it is the intention of each Fund's portfolio management to limit gains from such investments to less than 10% of the gross income of the Fund during any fiscal year in order to maintain this qualification.

BACK-UP WITHHOLDING
-------------------

Each Fund is required to withhold and remit to the U.S. Treasury 31% of (i) reportable taxable dividends and distributions and (ii) the proceeds of any redemptions of Fund shares with respect to any shareholder who is not exempt from withholding and who fails to furnish the Trust with a correct taxpayer identification number, who fails to report fully dividend or interest income, or who fails to certify to the Trust that the shareholder has provided a correct taxpayer identification number and that the shareholder is not subject to withholding. (An individual's taxpayer identification number is the individual's social security number.) The 31% "back-up withholding tax" is not an additional tax and may be credited against a taxpayer's regular Federal income tax liability.

OTHER ISSUES
------------

Each Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from Federal tax treatment.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this Statement of Additional Information in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

VOTING RIGHTS
-------------

You receive one vote for every full Fund share owned. Each Fund will vote separately on matters relating solely to that Fund. All shares of the Funds are freely transferable.

As a Delaware business trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 1-800-820-0888 or 301-296-5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

CODE OF ETHICS
--------------

The Board of Trustees of the Trust has adopted a Combined Code of Ethics (the "Code") pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Code. The Code applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code is designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. The Code is on file with the Securities and Exchange Commission, and is available to the public.

REPORTING
---------

You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES
---------------------

You may visit the Trust's Web site at WWW.RYDEXFUNDS.COM or call 1-800-820-0888 or 301-296-5100 to obtain information on account statements, procedures, and other related information.

COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

AUDITORS AND CUSTODIAN

Deloitte & Touche LLP, Princeton Forrestal Village, 116-300 Village Boulevard, Princeton, New Jersey 08540, are the auditors and the independent certified public accountants of the Trust and each of the Funds.

Firstar, Star Bank Center, 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds, except for the International Funds. Bank of New York, 100 Church Street, New York, N.Y. 10286, serves as custodian for the Trust, with regard to the International Funds. Under separate custody agreements between the Trust and the custodians, the custodians hold the portfolio securities of each Fund and keep all necessary related accounts and records.

FINANCIAL STATEMENTS

The Trust's financial statements for the fiscal year ended March 31, 2000, including notes thereto and the report of Deloitte & Touche LLP are incorporated by reference into this SAI. A copy of the Trust's Annual Report to Shareholders (the "Annual Report") must accompany the delivery of this Statement of Additional Information.

                                   APPENDIX A

BOND RATINGS
------------

Below is a description of Standard & Poor's Ratings Group ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") bond rating categories.

STANDARD & POOR'S RATINGS
-------------------------
GROUP CORPORATE BOND RATINGS
----------------------------

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated "AA" also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.

A - Bonds rated "A" have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated "BBB" are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated "CCC" have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

MOODY'S INVESTORS SERVICE, INC.
-------------------------------
CORPORATE BOND RATINGS
----------------------

Aaa - Bonds rate "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to a "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rate "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because

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margins of protections may not be as large as in "AAA" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated "A" possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated "Baa" are considered as medium grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

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